MERRILL LYNCH
GLOBAL
ALLOCATION
FUND, INC.




FUND LOGO




Quarterly Report

January 31, 1998





This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.








Merrill Lynch
Global Allocation
Fund, Inc.
Box 9011
Princeton, NJ
08543-9011

Printed on post-consumer recycled paper


MERRILL LYNCH GLOBAL ALLOCATION FUND, INC.

Summary of
Fund's Overall
Asset Mix
As of 1/31/98
                                                        Percent of Fund's Net Assets   Reference Portfolio
                                                           1/31/98       10/31/97          Percentages
North & South American Equities                             19.5%*         19.1%*              36.0%
European Equities                                           10.8           11.2                11.0
Pacific Basin Equities                                       7.4            6.9                13.0
Total Equities                                              37.7           37.2                60.0

US Dollar Denominated Fixed-Income Securities               38.8           37.9                24.0
  US Issuers                                                27.0           25.9                 --
  Non-US Issuers                                            11.8           12.0                 --
Non-US Dollar Denominated Fixed-Income Securities            9.8            9.2                16.0
Total Fixed-Income Securities                               48.6++         47.1++              40.0

Cash & Cash Equivalents                                     13.7           15.7                 --

 *Includes value of Stock Index Futures.
++Includes Preferred Stock.


Merrill Lynch Global Allocation Fund, Inc., January 31, 1998


DEAR SHAREHOLDER


For the quarter ended January 31, 1998, Merrill Lynch Global Allocation Fund, Inc.'s Class A, Class B, Class C and Class D Shares had total investment returns of +1.20%, +1.00%, +0.90% and +1.13%, respectively. (Fund results do not reflect sales charges, and would be lower if sales charges were included. Complete performance information, including average annual total returns, can be found on pages 4--5 of this report to shareholders.)

On December 18, 1997, Merrill Lynch Global Allocation Fund paid a significant income and capital gains distribution to its shareholders. For example, for Class A shareholders, the December income distribution amounted to $0.4977 per share and the realized capital gains distribution (realized long-term plus short-term gains) amounted to $1.1984 per share. (See the "Recent Performance Results" table on page 5 of this report to shareholders for distributions for all classes of shares.)

The Fund, like other mutual funds, is not obligated to pay income taxes on its income as ordinary corporations are. However, in return for not being taxable, mutual funds are obligated to distribute virtually all of their income and realized capital gains to shareholders annually. Merrill Lynch Global Allocation Fund typically pays an income distribution to shareholders at mid-year, and then pays income and capital gains distributions in December. Distributions can only be made to the extent that there is income after expenses and realized gains (net of any losses).

Over time, income and capital gains distributions can be a significant part of the return to shareholders. For example, a shareholder who purchased Class A Shares at the time of the Fund's inception in February 1989 would have paid $10.00 per share, plus the applicable front-end sales charge. If the investor held these shares through January 31, 1998, he or she would have received cumulative distributions of $10.48 per share (somewhat more than the original investment before sales charges), and would still have an investment worth $14.38 per share as of January 31, 1998.

Equity Markets
Equities in general, and US equities in particular, outperformed Merrill Lynch Global Allocation Fund during the quarter ended January 31, 1998. Equity markets were rebounding during the January quarter following a significant sell-off in late October 1997. This sell-off culminated on October 27, 1997, when both the Dow Jones Industrial Average and the Standard & Poor's 500 Composite Index sustained their largest one-day point declines. At that time, investor concerns regarding the Asian financial crisis were at their highest level. The world's major stock markets experienced sharp declines during this period, but steadily recovered over the course of the January quarter. Shares of Merrill Lynch Global Allocation Fund did not decline as much as global stock markets during October, but subsequently did not rebound as readily. Nevertheless, shortly after the January quarter's close, the net asset values of the Fund's shares went on to reach new highs, adjusted for the December distribution to shareholders.

The market turbulence generated by the Asian financial crisis created some attractive long-term investment opportunities for the Fund. During the quarter, we modestly increased investments in Asian equities, primarily by expanding existing holdings in Australia, New Zealand, South Korea and Hong Kong. As of January 31, our Asian equity exposure was 5.9% of net assets, compared to 5.5% at the end of the prior quarter. We do believe that while there are good investment opportunities in Asia, they come with significant risks, and high levels of volatility are likely to continue.

Bond Markets
Global bond markets showed mixed returns during the January quarter. While five-year US Treasury issues had positive returns, bond markets outside of the United States experienced losses when their returns were translated into US dollars. During the January quarter, we reduced the Fund's cash reserves slightly from 15.7% of net assets to 13.7%, primarily through the purchase of US dollar-denominated bonds of South Korean issuers. For example, we purchased bonds of Korea Export Import Bank, which we regard as essentially a sovereign credit. We also purchased bonds of Korea Electric Power, the monopoly electric utility in South Korea, which is partially government-owned, and Pohang Iron & Steel, which is widely regarded as one of the best and lowest-cost steel producers in the world. As is the case with our equity investments, these positions in South Korean bonds represent a relatively small portion of the portfolio. We believe that these bonds have the potential to appreciate over the longer term; in the meantime, they provide an attractive yield.

In Latin America, we sold some of the US dollar-denominated bonds that we had purchased in the prior quarter, since they had appreciated strongly in a relatively short period of time. Even though we were reducing positions during the period because of price appreciation, the Fund's Latin American bond exposure ended the January quarter slightly higher than had been the case at the end of the prior quarter.

In Conclusion
We thank you for your investment in Merrill Lynch Global Allocation Fund, Inc., and we look forward to reviewing our outlook and strategy with you again in our next report to shareholders.

Sincerely,



(Arthur Zeikel)
Arthur Zeikel
President



(Bryan N. Ison)
Bryan N. Ison
Senior Vice President and
Portfolio Manager



March 13, 1998

Officers and
Directors

Arthur Zeikel, President and Director
Donald Cecil, Director
Edward H. Meyer, Director
Charles C. Reilly, Director
Richard R. West, Director
Edward D. Zinbarg, Director
Terry K. Glenn, Executive Vice President
Norman R. Harvey, Senior Vice President
Bryan N. Ison, Senior Vice President and Portfolio Manager
Donald C. Burke, Vice President
Dennis W. Stattman, Vice President
Gerald M. Richard, Treasurer
James W. Harshaw, Secretary


Custodian
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863


Merrill Lynch Global Allocation Fund, Inc., January 31, 1998


PERFORMANCE DATA


About Fund
Performance


Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 8 years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Figures shown in the "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.


Average Annual
Total Return


                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class A Shares*

Year Ended 12/31/97                       +11.37%        + 5.52%
Five Years Ended 12/31/97                 +13.68         +12.46
Inception (2/3/89) through 12/31/97       +13.96         +13.27

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.


                                        % Return        % Return
                                       Without CDSC    With CDSC**

Class B Shares*

Year Ended 12/31/97                       +10.34%        + 6.47%
Five Years Ended 12/31/97                 +12.53         +12.53
Inception (2/3/89) through 12/31/97       +12.81         +12.81

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payment of applicable contingent deferred sales charge.


                                        % Return        % Return
                                       Without CDSC    With CDSC**

Class C Shares*

Year Ended 12/31/97                       +10.31%        + 9.34%
Inception (10/21/94) through 12/31/97     +13.83         +13.83

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class D Shares*

Year Ended 12/31/97                       +11.12%        + 5.28%
Inception (10/21/94) through 12/31/97     +14.73         +12.81

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.


Recent
Performance
Results
                                                                Net Asset Value                      Total Return
                                                        1/31/98     10/31/97      1/31/97        12-Month       3-Month
ML Global Allocation Fund, Inc. Class A Shares*          $14.38      $15.92       $14.81        +11.27%(1)     +1.20%(2)
ML Global Allocation Fund, Inc. Class B Shares*           14.16       15.65        14.61        +10.17(3)      +1.00(4)
ML Global Allocation Fund, Inc. Class C Shares*           13.99       15.50        14.47        +10.13(5)      +0.90(6)
ML Global Allocation Fund, Inc. Class D Shares*           14.36       15.89        14.79        +11.02(7)      +1.13(8)
US Stocks: Standard & Poor's 500 Index**                                                        +26.89         +7.62
Non-US Stocks: Financial Times/Standard & Poor's--
  Actuaries World Index (Ex-US)***                                                              + 8.37         +3.18
US Bonds: ML Government Index GA05****                                                          + 9.68         +2.72
Non-US Bonds: Salomon Brothers World Government
  Bond Index (Ex-US)*****                                                                       + 0.47         -2.90

    *Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included.
   **An unmanaged broad-based index comprised of common stocks. Total investment returns for unmanaged indexes are based on estimates. ***An unmanaged capitalization-weighted index comprised of over
     1,800 companies in 24 countries, excluding the United States. ****An unmanaged index designed to track the total return of the current coupon five-year US Treasury bond.
*****An unmanaged market capitalization-weighted index tracking 10 government bond indexes, excluding the United States.
  (1)Percent change includes reinvestment of $1.118 per share ordinary income dividends and $0.937 per share capital gains distributions.
  (2)Percent change includes reinvestment of $0.760 per share ordinary income dividends and $0.937 per share capital gains distributions.
  (3)Percent change includes reinvestment of $0.961 per share ordinary income dividends and $0.937 per share capital gains distributions.
  (4)Percent change includes reinvestment of $0.678 per share ordinary income dividends and $0.937 per share capital gains distributions.
  (5)Percent change includes reinvestment of $0.972 per share ordinary income dividends and $0.937 per share capital gains distributions.
  (6)Percent change includes reinvestment of $0.682 per share ordinary income dividends and $0.937 per share capital gains distributions.
  (7)Percent change includes reinvestment of $1.080 per share ordinary income dividends and $0.937 per share capital gains distributions.
  (8)Percent change includes reinvestment of $0.740 per share ordinary income dividends and $0.937 per share capital gains distributions.


Portfolio
Abbreviations


To simplify the currency denominations of Merrill Lynch Global
Allocation Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the currencies according to the list at right.

BRE    Brazilian Cruzeiro
CAD    Canadian Dollar
CHF    Swiss Franc
DEM    German Deutschemark
ECU    European Currency Unit
ESP    Spanish Peseta
FRF    French Franc
GBP    Great Britain Pound
IDR    Indonesian Rupiah
JPY    Japanese Yen
NLG    Netherlands Guilder
NOK    Norwegian Krone
NZD    New Zealand Dollar
PHP    Philippine Peso
SEK    Swedish Kroner
USD    United States Dollar
ZAL    South African Rand

Merrill Lynch Global Allocation Fund, Inc., January 31, 1998

SCHEDULE OF INVESTMENTS                                                                                    (in US dollars)
                                          Shares                                                                  Percent of
COUNTRY         Industries                 Held             Common Stocks               Cost          Value       Net Assets
Argentina       Banking                   467,900    Banco Frances del Rio de La
                                                     Plata S.A. (ADR)++ (USD)    $    11,254,989  $    12,487,081        0.1%
                                        2,133,900    Banco Rio de La Plata
                                                     S.A. (ADR)++ (USD)               22,946,904       26,273,644        0.2
                                                                                 ---------------  ---------------      ------
                                                                                      34,201,893       38,760,725        0.3

                Oil--Related              480,000    Yacimientos Petroliferos
                                                     Fiscales S.A. (ADR)++ (USD)      10,296,490       14,610,000        0.1

                                                     Total Common Stocks in
                                                     Argentina                        44,498,383       53,370,725        0.4

Australia       Beverages               1,999,379    Foster's Brewing Group
                                                     Limited                           3,509,519        4,254,978        0.0

                Building &              1,636,577    Lend Lease Corporation
                Construction                         Limited                          27,280,912       38,404,946        0.3


                Building Materials        718,547    Pioneer International
                                                     Limited                           1,814,681        1,810,347        0.0

                Foods                   6,166,000    Goodman Fielder Wattie Ltd.       6,493,301        9,740,039        0.1

                Insurance               2,333,135    GIO Australia Holdings, Ltd.      4,452,692        6,278,653        0.0

                Metals & Mining         8,102,904    M.I.M. Holdings Ltd.              6,735,707        5,062,006        0.1
                                        5,000,000    Normandy Mining Limited           4,368,274        5,869,575        0.0
                                       11,990,927    Pasminco Limited                 13,221,329       13,417,787        0.1
                                        8,700,000    WMC Limited                      29,191,616       30,770,578        0.2
                                                                                 ---------------  ---------------      ------
                                                                                      53,516,926       55,119,946        0.4

                Multi-Industry          8,965,582    Broken Hill Proprietary
                                                     Co., Ltd.                        98,474,864       88,833,268        0.7
                                        2,300,000    Pacific Dunlop, Ltd.              5,753,464        4,894,745        0.0
                                                                                 ---------------  ---------------      ------
                                                                                     104,228,328       93,728,013        0.7

                Tobacco                   525,620    Rothmans Holdings, Ltd.           1,982,927        3,175,376        0.0
                                        1,242,300    WD & HO Wills Holdings, Ltd.      1,389,502        1,790,962        0.0
                                                                                 ---------------  ---------------      ------
                                                                                       3,372,429        4,966,338        0.0

                                                     Total Common Stocks in
                                                     Australia                       204,668,788      214,303,260        1.5

Canada          Beverages               1,900,000    Cott Corp. (USD)                 15,484,918       15,912,500        0.1

                Metals--Non-Ferrous     1,427,400    Inco Ltd. (USD)                  29,691,234       25,336,350        0.2

                Multi-Industry            280,000    Semi-Tech Corporation (Class A)   4,108,297          136,053        0.0

                Paper                   3,250,000    Repap Enterprises Inc. (USD)     12,879,320          552,500        0.0

                Telecommunications        200,000    BCE Telecommunications, Inc.
                                                     (USD)                             3,375,484        6,250,000        0.1
                                        1,165,200    Rogers Cantel Mobile
                                                     Communications Inc. (Class B)
                                                     (CAD)                            22,391,633        8,253,367        0.0
                                        1,260,900    Rogers Cantel Mobile
                                                     Communications Inc.
                                                     (Class B)(USD)                   20,941,379        9,062,719        0.1
                                        4,543,700    Rogers Communications Inc.
                                                     (Class B)                        39,359,870       17,413,578        0.1
                                                                                 ---------------  ---------------      ------
                                                                                      86,068,366       40,979,664        0.3

                                                     Total Common Stocks in
                                                     Canada                          148,232,135       82,917,067        0.6

Finland         Metals                    645,093    Outokumpu OY                      9,461,428        7,603,851        0.1

                Paper & Forest            964,985    Enso OY                           8,072,452        7,838,467        0.1
                Products                2,909,250    Metsa Serla OY 'B'               23,657,400       21,793,512        0.1
                                          639,478    UPM-Kymmene OY                   12,090,735       14,082,622        0.1
                                                                                 ---------------  ---------------      ------
                                                                                      43,820,587       43,714,601        0.3

                Telecommunication         150,000    Nokia Corp. (ADR)++ (USD)         7,647,345       11,400,000        0.1
                Equipment                 186,360    Nokia OY                          8,998,615       14,700,504        0.1
                                                                                 ---------------  ---------------      ------
                                                                                      16,645,960       26,100,504        0.2

                                                     Total Common Stocks in
                                                     Finland                          69,927,975       77,418,956        0.6

France          Automobiles               123,745    Peugeot S.A.                     14,457,328       16,219,592        0.1

                Banking                   216,620    Banque Nationale de
                                                     Paris S.A.                        9,576,811       11,180,615        0.1
                                          173,900    Compagnie Financiere de
                                                     Paribas S.A.                      9,343,179       15,535,898        0.1
                                          540,386    Societe Generale de
                                                     France S.A.                      56,680,843       70,125,082        0.5
                                                                                 ---------------  ---------------      ------
                                                                                      75,600,833       96,841,595        0.7

                Electronics                75,299    SGS-Thomson
                                                     Microelectronics N.V.             3,487,840        5,154,557        0.0

                Energy & Petroleum        206,064    Elf Aquitaine (Elf) S.A.         21,767,337       23,246,868        0.2

                Engineering &             212,968    Bouygues S.A.                    20,353,497       27,081,030        0.2
                Construction

                Foods/Food Processing      61,600    Groupe Danone S.A.                9,786,153       12,060,906        0.1

                Hotel/Leisure              47,466    Accor S.A.                        6,649,847        9,332,246        0.1

                Industrial                195,846    Alcatel Alsthom Cie
                                                     Generale d'Electricite S.A.      18,263,077       25,957,417        0.2

                Insurance                 449,703    Assurances Generales de
                                                     France S.A. (AGF)                14,251,335       23,511,534        0.2
                                          314,456    Axa S.A.--UAP                    19,659,982       26,093,594        0.2
                                                                                 ---------------  ---------------      ------
                                                                                      33,911,317       49,605,128        0.4

                Metals/Steel            1,477,394    Usinor-Sacilor S.A.              22,060,574       20,279,846        0.1

                Multi-Industry             57,253    EuraFrance S.A.                  18,792,553       23,054,273        0.1

                                                     Total Common Stocks in
                                                     France                          245,130,356      308,833,458        2.2

Germany         Automotive                199,256    Daimler-Benz AG                  13,553,254       13,958,808        0.1
                                           61,108    Volkswagen AG                    32,290,879       35,262,321        0.2
                                                                                 ---------------  ---------------      ------
                                                                                      45,844,133       49,221,129        0.3

                Banking                    55,680    Bayerische Vereinsbank AG         1,339,965        3,590,295        0.0

                Capital Goods             369,636    Kloeckner-Werke AG               17,229,762       23,773,856        0.2

                Chemicals                 224,385    BASF AG                           7,802,958        7,595,984        0.1
                                          419,934    Bayer AG                         15,484,588       15,764,735        0.1
                                          101,451    Henkel KGaA                       4,390,556        5,266,582        0.0
                                          241,131    Hoechst AG                        7,984,916        8,472,526        0.1
                                                                                 ---------------  ---------------      ------
                                                                                      35,663,018       37,099,827        0.3

                Engineering &              32,565    Philipp Holzmann AG              12,268,030        7,118,033        0.1
                Construction

                Metals/Steel              169,415    Thyssen AG                       36,439,456       35,484,574        0.2

                Retail                     29,472    Karstadt AG                      10,289,552        9,936,734        0.1

                Telecommunications        197,100    Deutsche Telekom AG               3,748,649        3,446,557        0.0

                                                     Total Common Stocks in
                                                     Germany                         162,822,565      169,671,005        1.2



Merrill Lynch Global Allocation Fund, Inc., January 31, 1998

SCHEDULE OF INVESTMENTS (continued)                                                                        (in US dollars)
                                          Shares                                                                  Percent of
COUNTRY         Industries                 Held             Common Stocks               Cost          Value       Net Assets
Hong Kong       Agriculture            31,924,000    C.P. Pokphand Co. Ltd.
                                                     (Ordinary)                  $    11,031,647  $     5,487,066        0.0%

                Banking                   900,737    HSBC Holdings PLC                14,386,653       19,963,349        0.2

                Multi-Industry          6,554,500    Hutchison Whampoa Ltd.           42,966,372       38,540,934        0.3

                                                     Total Common Stocks in
                                                     Hong Kong                        68,384,672       63,991,349        0.5

Indonesia       Paper & Pulp            4,671,800    Asia Pacific Resources
                                                     International Holdings Ltd.
                                                     (NY Registered Shares)(USD)      25,834,218        4,671,800        0.0
                                        1,070,000    Asia Pulp & Paper Company
                                                     Ltd. (ADR)++ (USD)               12,305,000       11,301,875        0.1
                                                                                 ---------------  ---------------      ------
                                                                                      38,139,218       15,973,675        0.1

                Tobacco                19,327,000    P.T. Hanjaya Mandala
                                                     Sampoerna (Foreign)              28,087,780        8,734,317        0.1

                                                     Total Common Stocks in
                                                     Indonesia                        66,226,998       24,707,992        0.2

Ireland         Building &                631,423    CRH PLC (GBP)                     6,857,511        7,450,112        0.1
                Construction

                                                     Total Common Stocks in
                                                     Ireland                           6,857,511        7,450,112        0.1

Italy           Banking                 3,130,440    Istituto Bancario San Paolo
                                                     di Torino S.p.A.                 19,845,879       34,127,553        0.2
                                        1,813,400    Istituto Mobiliare Italiano
                                                     S.p.A. (Ordinary)                13,339,979       25,013,107        0.2
                                                                                 ---------------  ---------------      ------
                                                                                      33,185,858       59,140,660        0.4

                Multi-Industry         56,018,454    MontEdison S.p.A.                42,935,994       53,498,679        0.4

                Telecommunications      3,958,000    Telecom Italia Mobile S.p.A.      1,395,818       18,866,934        0.1
                                        3,751,300    Telecom Italia Mobile
                                                     S.p.A.--RISP                      3,831,835       11,107,190        0.1
                                        5,198,888    Telecom Italia S.p.A.            12,145,121       35,999,391        0.3
                                        8,322,588    Telecom Italia S.p.A.--RISP      15,895,748       41,170,347        0.3
                                                                                 ---------------  ---------------      ------
                                                                                      33,268,522      107,143,862        0.8

                                                     Total Common Stocks in
                                                     Italy                           109,390,374      219,783,201        1.6

Japan           Automobiles &           3,282,000    Suzuki Motor Corp.               30,510,247       30,285,827        0.2
                Equipment

                Beverages               1,570,000    Chukyo Coca-Cola Bottling
                                                     Co., Ltd.                        16,445,371       11,268,239        0.1
                                          663,000    Hokkaido Coca-Cola Bottling
                                                     Co., Ltd.                         8,836,164        5,229,119        0.0
                                          790,000    Kinki Coca-Cola Bottling
                                                     Co., Ltd.                        11,999,955        9,159,240        0.1
                                        1,243,000    Mikuni Coca-Cola Bottling
                                                     Co., Ltd.                        17,391,669       15,195,599        0.1
                                        1,426,480    Sanyo Coca-Cola Bottling
                                                     Co., Ltd.                        17,533,066       12,600,817        0.1
                                                                                 ---------------  ---------------      ------
                                                                                      72,206,225       53,453,014        0.4

                Capital Goods           2,736,000    Fuji Heavy Industries, Ltd.      11,273,188       10,142,125        0.1
                                       12,900,000    Kawasaki Heavy
                                                     Industries, Ltd.                 35,297,925       34,490,890        0.3
                                        7,875,000    Mitsubishi Heavy
                                                     Industries, Inc.                 44,268,610       33,726,043        0.2
                                                                                 ---------------  ---------------      ------
                                                                                      90,839,723       78,359,058        0.6

                Chemicals                  34,000    Shin-Etsu Chemical Co., Ltd.        657,132          756,211        0.0

                Consumer Products          50,000    Amway Japan Limited
                                                     (Premium Exchangeable
                                                     Participating Shares)(USD)          721,750          640,625        0.0

                Electrical              1,124,000    Chudenko Corp.                   30,032,358       27,127,060        0.2
                Construction            1,386,000    Kinden Corporation               21,348,708       17,381,024        0.1
                                           34,000    Taihei Dengyo Kaisha, Ltd.          637,020          137,298        0.0
                                                                                 ---------------  ---------------      ------
                                                                                      52,018,086       44,645,382        0.3

                Electrical Equipment      788,000    Murata Manufacturing
                                                     Co., Ltd.                        25,168,052       22,871,204        0.1

                Electronics             1,299,000    Hitachi Ltd.                      9,381,584       10,245,287        0.1

                Financial Services      9,387,000    Daiwa Securities Co., Ltd.       46,956,803       43,162,876        0.3
                                          928,000    Kokusai Securities Co., Ltd.      6,296,169        7,392,381        0.1
                                          879,000    Nomura Securities Co., Ltd.      11,893,928       11,785,630        0.1
                                        1,720,000    Wako Securities Co., Ltd.         4,377,152        3,472,829        0.0
                                                                                 ---------------  ---------------      ------
                                                                                      69,524,052       65,813,716        0.5

                Industrial                 28,000    Miura Kogyo Co., Ltd.               466,635          293,714        0.0
                                           14,500    Nitto Kohki Co., Ltd.               488,740          186,411        0.0
                                                                                 ---------------  ---------------      ------
                                                                                         955,375          480,125        0.0

                Insurance                 743,000    Chiyoda Fire & Marine
                                                     Insurance Co., Ltd.               2,796,009        2,754,239        0.0
                                        2,897,000    Dai-Tokyo Fire & Marine
                                                     Insurance Co., Ltd.              17,990,037       11,607,193        0.1
                                          125,000    Dowa Fire & Marine
                                                     Insurance Co., Ltd.                 441,340          462,379        0.0
                                        3,743,000    Fuji Fire & Marine
                                                     Insurance Co., Ltd.              13,980,452        9,564,887        0.1
                                        4,865,000    Koa Fire & Marine
                                                     Insurance Co., Ltd.              24,748,402       22,830,468        0.2
                                          765,000    Mitsui Marine & Fire
                                                     Insurance Co., Ltd.               5,730,161        4,320,057        0.0
                                        3,508,000    Nichido Fire & Marine
                                                     Insurance Co., Ltd.              20,622,267       22,659,926        0.2
                                        4,816,000    Nippon Fire & Marine
                                                     Insurance Co., Ltd.              20,479,413       20,511,397        0.2
                                          999,000    Nisshin Fire & Marine
                                                     Insurance Co., Ltd.               2,688,731        2,647,401        0.0
                                        7,315,000    Sumitomo Marine & Fire
                                                     Insurance Co., Ltd.              46,067,731       47,135,855        0.3
                                        2,713,000    Tokio Marine & Fire
                                                     Insurance Co., Ltd.              28,580,732       30,170,597        0.2
                                        5,000,000    Yasuda Fire & Marine
                                                     Insurance Co., Ltd.              25,976,040       28,038,489        0.2
                                                                                 ---------------  ---------------      ------
                                                                                     210,101,315      202,702,888        1.5

                Office Equipment        1,612,000    Canon, Inc.                      23,455,745       39,158,924        0.3

                Packaging &             1,103,000    Toyo Seikan Kaisha, Ltd.         25,118,395       18,268,791        0.1
                Containers

                Pharmaceuticals         1,261,000    Sankyo Pharmaceuticals
                                                     Co., Ltd.                        28,124,373       32,919,868        0.2
                                          384,000    Taisho Pharmaceuticals Co.        7,984,458        9,631,043        0.1
                                                                                 ---------------  ---------------      ------
                                                                                      36,108,831       42,550,911        0.3

                Restaurants               647,000    Mos Food Services, Inc.          12,121,005        8,164,682        0.1
                                          618,000    Ohsho Food Service Corp.         10,180,663        5,946,526        0.0
                                                                                 ---------------  ---------------      ------
                                                                                      22,301,668       14,111,208        0.1

                Retail Stores             460,000    Ito Yokado Co., Ltd.             21,319,319       24,162,789        0.2
                                          100,000    Sangetsu Co., Ltd.                3,160,832        1,332,913        0.0
                                                                                 ---------------  ---------------      ------
                                                                                      24,480,151       25,495,702        0.2

                                                     Total Common Stocks
                                                     in Japan                        693,548,331      649,838,873        4.7

Mexico          Finance                     6,054    Grupo Financiero Inbursa,
                                                     S.A. de C.V. (ADR)++ (USD)          121,464           93,837        0.0

                Foods                     700,000    Grupo Industrial Maseca
                                                     (ADR)++ (USD)                     7,969,925        7,962,500        0.1

                Multi-Industry            433,800    Grupo Carso, S.A. de C.V.
                                                     (ADR)++ (USD)                     3,832,850        4,771,800        0.0

                Telecommunications        433,800    Global Telecommunications
                                                     Solutions, Inc.
                                                     (ADR)++ (USD)                     2,060,550        2,765,475        0.0

                                                     Total Common Stocks in Mexico    13,984,789       15,593,612        0.1


Merrill Lynch Global Allocation Fund, Inc., January 31, 1998

SCHEDULE OF INVESTMENTS (continued)                                                                        (in US dollars)
                                          Shares                                                                  Percent of
COUNTRY         Industries                 Held             Common Stocks               Cost          Value       Net Assets
Netherlands     Building Products         500,000    Chicago Bridge & Iron
                                                     Company N.V. (NY Registered
                                                     Shares)(USD)                $     8,322,525  $     7,312,500        0.1%

                Chemicals                 143,576    Akzo N.V.                        17,876,528       25,992,027        0.2
                                          288,070    European Vinyls Corp.
                                                     International N.V.               11,384,340        5,170,308        0.0
                                                                                 ---------------  ---------------      ------
                                                                                      29,260,868       31,162,335        0.2

                Electronics               557,765    Philips Electronics N.V.         26,702,807       37,662,327        0.3
                Distribution

                Forest Products         1,824,457    Koninklijke KNP N.V.             40,980,634       45,843,741        0.3

                Insurance                 958,493    Internationale Nederlanden
                                                     Groep N.V.                       15,908,091       43,891,215        0.3

                Miscellaneous--            10,000    Koninklijke Ten Cate N.V.           501,699          405,045        0.0
                Manufacturing

                Steel                     161,800    Ispat International N.V.          4,382,262        3,500,500        0.0
                                          332,509    Ispat International N.V.
                                                     (NY Registered Shares)(USD)       7,856,989        7,190,507        0.1
                                                                                 ---------------  ---------------      ------
                                                                                      12,239,251       10,691,007        0.1

                Telecommunications        548,341    Royal PTT Nederland N.V.         19,445,388       23,699,822        0.2

                Transportation            111,846    Koninklijke Pakhoed N.V.          4,339,539        3,445,171        0.0

                                                     Total Common Stocks in the
                                                     Netherlands                     157,700,802      204,113,163        1.5

New Zealand     Natural Gas             1,477,104    Natural Gas Corporation
                Suppliers                            Holdings Limited                  1,043,960        1,864,179        0.0

                                                     Total Common Stocks in
                                                     New Zealand                       1,043,960        1,864,179        0.0

Norway          Banking                 4,785,400    Christiania Bank Og
                                                     Kreditkasse                      10,697,335       17,484,545        0.1
                                        2,434,000    Den Norske Bank ASA               7,189,721       10,658,964        0.1
                                                                                 ---------------  ---------------      ------
                                                                                      17,887,056       28,143,509        0.2

                Oil & Gas Producers       781,330    Saga Petroleum ASA               11,845,630       12,212,629        0.1

                                                     Total Common Stocks
                                                     in Norway                        29,732,686       40,356,138        0.3

Philippines     Multi-Industry          5,279,600    Ayala Corporation                 1,948,253        2,230,817        0.0

                                                     Total Common Stocks in
                                                     the Philippines                   1,948,253        2,230,817        0.0

Portugal        Telecommunications         41,000    Telecel-Comunicacaoes
                                                     Pessoais, S.A.                    2,073,605        5,254,103        0.0

                                                     Total Common Stocks in Portugal   2,073,605        5,254,103        0.0

South Korea     Steel                     524,760    Pohang Iron & Steel Co.,
                                                     Ltd. (ADR)++ (USD)               22,205,189       28,640,848        0.2

                Telecommunications          2,893    SK Telecom Co., Ltd.              1,016,559        1,517,455        0.0
                                        1,006,587    SK Telecom Co., Ltd.
                                                     (ADR)++ (USD)                     5,226,630        8,807,636        0.1
                                                                                 ---------------  ---------------      ------
                                                                                       6,243,189       10,325,091        0.1

                Utilities--Electric       200,000    Korea Electric Power
                                                     Corporation (ADR)++ (USD)         2,429,353        2,907,895        0.0

                                                     Total Common Stocks in
                                                     South Korea                      30,877,731       41,873,834        0.3

Spain           Insurance                  66,778    Mapfre S.A.                       1,272,758        1,775,231        0.0

                Manufacturing             173,000    Grupo Fosforera Espanola S.A.     1,501,871          279,068        0.0

                Utilities--Electric     1,235,325    Endesa S.A.                      20,999,424       23,832,893        0.2

                                                     Total Common Stocks in Spain     23,774,053       25,887,192        0.2

Sweden          Appliances                222,953    Electrolux AB 'B' Free            9,775,237       16,250,058        0.1

                Automotive &               43,916    Scania AB (Warrants)(a)              60,444           33,308        0.0
                Equipment

                Industrial                119,420    SKF AB 'A'                        2,217,257        2,326,957        0.0

                Insurance                 310,815    Skandia Forsakring AB Free        8,514,650       16,214,235        0.1

                Metals/Steel            1,227,828    Avesta Sheffield AB              10,687,487        7,646,858        0.1

                Multi-Industry            192,784    Svedala Industri AB Free          2,531,671        3,185,884        0.0

                Paper & Forest            411,853    Mo och Domsjo AB (Class B)       10,072,522       10,742,534        0.1
                Products                  885,017    Stora Kopparbergs
                                                     Bergslags AB                      9,945,034       11,187,411        0.1
                                                                                 ---------------  ---------------      ------
                                                                                      20,017,556       21,929,945        0.2

                                                     Total Common Stocks
                                                     in Sweden                        53,804,302       67,587,245        0.5

Switzerland     Electronic Components      69,850    Societe Suisse pour la
                                                     Microelectronique et
                                                     l'Horlogerie AG (Registered)      9,809,595        8,978,149        0.1

                Financial Services         34,954    CS Holdings AG (Registered)       3,513,437        5,562,798        0.0

                Machinery                  10,866    Saurer AG (Registered)            5,396,777        8,982,717        0.1

                Multi-Industry            113,649    Oerlikon-Buehrle Holding Ltd.    11,749,979       17,452,525        0.1

                Photographic Services       2,340    Fotolabo S.A.                       974,087          660,114        0.0

                                                     Total Common Stocks in
                                                     Switzerland                      31,443,875       41,636,303        0.3

Thailand        Holding Company         1,373,300    BEC World Public Co.,
                                                     Ltd. (Foreign)                    8,876,272        6,827,412        0.1

                                                     Total Common Stocks in
                                                     Thailand                          8,876,272        6,827,412        0.1

United Kingdom  Airlines                  952,687    British Airways PLC               8,050,483        8,017,938        0.1

                Banking                   899,577    HSBC Holdings PLC (GBP)          27,212,308       23,521,420        0.2
                                        1,567,126    National Westminster
                                                     Bank PLC                         19,619,793       28,042,921        0.2
                                                                                 ---------------  ---------------      ------
                                                                                      46,832,101       51,564,341        0.4

                Chemicals                 931,433    Imperial Chemical
                                                     Industries PLC                   14,227,006       14,285,357        0.1
                                        1,470,000    Inspec Group PLC                  4,431,923        5,092,821        0.0
                                                                                 ---------------  ---------------      ------
                                                                                      18,658,929       19,378,178        0.1

                Computers                 194,026    Misys PLC                         2,613,715        7,403,755        0.0

                Energy & Related          724,323    Energy Group PLC                  7,684,595        8,895,420        0.1
                                            6,250    Energy Group PLC
                                                     (ADR)++ (USD)                       226,417          307,031        0.0
                                                                                 ---------------  ---------------      ------
                                                                                       7,911,012        9,202,451        0.1

                Environmental           1,240,000    Waste Management
                                                     International PLC
                                                     (ADR)++ (USD)                    11,399,133        7,595,000        0.0

                Food & Beverage         1,756,839    Allied Domecq PLC                12,616,881       15,704,514        0.1
                                          650,505    Bass PLC                          8,302,679       10,311,636        0.1
                                          631,110    Matthew Clark PLC                 6,157,510        1,681,117        0.0
                                                                                 ---------------  ---------------      ------
                                                                                      27,077,070       27,697,267        0.2

                Holding Company        10,579,223    BTR PLC                          35,874,337       28,353,249        0.2

                Manufacturing--         4,731,768    LucasVarity PLC                  15,226,664       16,006,596        0.1
                Automotive Supplies

                Merchandising           1,023,673    Smith (W.H.) Group PLC
                                                     (Class A)                         6,255,529        7,452,709        0.0

                Metals & Mining           858,223    Rio Tinto PLC                    12,434,329       10,967,613        0.1

                Multi-Industry              6,250    Hanson PLC (ADR)++ (USD)            353,583          139,063        0.0


Merrill Lynch Global Allocation Fund, Inc., January 31, 1998

SCHEDULE OF INVESTMENTS (continued)                                                                        (in US dollars)
                                          Shares                                                                  Percent of
COUNTRY         Industries                 Held             Common Stocks               Cost          Value       Net Assets
United Kingdom  Retail/Food             1,413,909    Safeway PLC                 $     7,880,903  $     8,872,743        0.1%
(concluded)                             1,087,750    Sainsbury (J.) PLC                6,746,292        8,834,677        0.1
                                                                                 ---------------  ---------------      ------
                                                                                      14,627,195       17,707,420        0.2

                Retail Stores             691,675    Signet Group PLC
                                                     (ADR)++ (USD)                     2,194,907       11,326,178        0.1

                Steel                   3,766,219    British Steel PLC                 8,745,693        8,124,277        0.1

                Telecommunications      1,598,955    Cable & Wireless PLC             10,985,936       15,207,731        0.1
                                          917,333    Ionica PLC                        4,556,654        1,424,150        0.0
                                        2,290,000    Ionica PLC                       10,286,966        3,461,644        0.0
                                        1,526,667    Ionica PLC (Warrants)(a)                 --           24,949        0.0
                                        3,793,680    Unilever PLC                     18,775,014       29,866,726        0.2
                                                                                 ---------------  ---------------      ------
                                                                                      44,604,570       49,985,200        0.3

                Tobacco                 2,787,884    B.A.T. Industries PLC            23,744,589       25,422,257        0.2
                                           12,500    Imperial Tobacco Group
                                                     PLC (ADR)++ (USD)                   238,391          178,906        0.0
                                                                                 ---------------  ---------------      ------
                                                                                      23,982,980       25,601,163        0.2

                                                     Total Common Stocks in
                                                     the United Kingdom              286,842,230      306,522,398        2.2

United States   Aerospace & Defense         9,565    Raytheon Company (Class A)          307,416          489,011        0.0

                Apparel                   700,000    Fruit of the Loom, Inc.
                                                     (Class A)                        18,572,062       16,800,000        0.1
                                          100,000    Liz Claiborne, Inc.               2,016,276        4,050,000        0.1
                                                                                 ---------------  ---------------      ------
                                                                                      20,588,338       20,850,000        0.2

                Automobiles               165,308    Ford Motor Company                4,906,268        8,430,708        0.0
                                          150,000    General Motors Corp.              5,384,509        8,690,625        0.1
                                                                                 ---------------  ---------------      ------
                                                                                      10,290,777       17,121,333        0.1

                Automotive                400,000    Collins & Aikman Group Inc.       2,792,538        3,325,000        0.0

                Banking                   129,500    Banknorth Group, Inc.             1,865,422        8,061,375        0.1
                                          407,100    CoreStates Financial Corp.       14,288,085       31,143,150        0.2
                                          100,000    First Chicago NBD Corporation     3,109,530        7,462,500        0.1
                                          856,300    First Commerce Corp.             21,587,648       59,619,888        0.4
                                          950,000    Golden State Bancorp Inc.        13,232,157       31,409,375        0.2
                                          770,194    Golden State Bancorp Inc.
                                                     (Warrants)(a)                            --       16,655,445        0.1
                                          700,000    KeyCorp                          20,571,401       45,500,000        0.3
                                          865,800    Mellon Bank Corp.                17,209,199       52,272,675        0.4
                                          350,825    Oriental Financial Group          6,174,520       10,349,338        0.1
                                          760,000    Republic New York Corp.          33,998,213       82,745,000        0.6
                                                                                 ---------------  ---------------      ------
                                                                                     132,036,175      345,218,746        2.5

                Broadcasting/Cable         49,450    People's Choice TV Corp.
                                                     (Warrants)(a)                       226,458              495        0.0

                Building Products         567,892    Flowserve Corporation            14,089,137       15,191,111        0.1

                Business Data Systems   1,400,000    Information Resources, Inc.      16,553,312       19,250,000        0.1

                Computer Software       1,300,000    Oracle Corporation               26,933,360       30,225,000        0.2

                Chemicals                 300,000    Geon Company (The)                5,955,557        6,375,000        0.1

                Communication Equipment   532,000    ADC Telecommunications, Inc.      9,154,259       10,141,250        0.1

                Computer Services         240,000    Electronic Data Systems Corp.     9,927,011        9,990,000        0.1

                Computer Software         225,000    Boole & Babbage, Inc.             1,329,492        7,200,000        0.1
                                        2,400,000    Borland International Corp.      33,535,053       18,150,000        0.1
                                        2,300,000    Cabletron Systems, Inc.          34,233,860       33,206,250        0.2
                                                                                 ---------------  ---------------      ------
                                                                                      69,098,405       58,556,250        0.4

                Computers &               346,600    FileNet Corporation               3,895,371       11,091,200        0.1
                Technology              1,092,300    Komag, Inc.                      18,786,335       14,472,975        0.1
                                          500,000    Stratus Computer, Inc.            9,130,512       21,093,750        0.1
                                                                                 ---------------  ---------------      ------
                                                                                      31,812,218       46,657,925        0.3

                Construction &            300,000    Hovnanian Enterprises,
                Housing                              Inc. (Class A)                    2,795,933        2,681,250        0.0

                Construction              617,000    TJ International, Inc.           10,970,379       15,039,375        0.1
                Products

                Consumer--                 90,770    Ascent Entertainment
                Miscellaneous                        Group, Inc.                         631,090          941,739        0.0
                                          376,800    Department 56, Inc.               8,423,214       10,715,250        0.1
                                                                                 ---------------  ---------------      ------
                                                                                       9,054,304       11,656,989        0.1

                Containers              1,008,000    Stone Container Corporation      12,596,036       12,852,000        0.1

                Electronics               500,000    3Com Corporation                 14,968,750       16,531,250        0.1
                                        1,632,800    Checkpoint Systems, Inc.         18,248,762       28,063,750        0.2
                                        1,189,600    MEMC Electronic
                                                     Materials, Inc.                  23,152,380       20,074,500        0.1
                                        1,000,300    Silicon Graphics, Inc.           15,253,605       15,504,650        0.1
                                        1,000,000    Silicon Valley Group, Inc.       18,066,194       22,125,000        0.2
                                                                                 ---------------  ---------------      ------
                                                                                      89,689,691      102,299,150        0.7

                Energy & Petroleum        929,400    Arch Coal, Inc.                  25,080,244       23,932,050        0.2
                                          300,000    Input/Output, Inc.                6,638,513        5,962,500        0.1
                                           46,400    Mitchell Energy Development
                                                     Corp. (Class A)                     675,717        1,235,400        0.0
                                          174,350    Mitchell Energy Development
                                                     Corp. (Class B)                   2,755,451        4,707,450        0.0
                                           50,000    Murphy Oil Corp.                  1,688,446        2,496,875        0.0
                                        1,500,000    Occidental Petroleum Corp.       28,058,743       38,250,000        0.3
                                          235,828    Plains Resources, Inc.            1,381,815        3,655,334        0.0
                                        1,402,978    Santa Fe Energy Resources, Inc.   7,579,573       14,731,269        0.1
                                        2,000,000    TransTexas Gas Corp.             30,359,821       34,125,000        0.3
                                          500,000    USX-Marathon Group                8,761,976       16,781,250        0.1
                                                                                 ---------------  ---------------      ------
                                                                                     112,980,299      145,877,128        1.1

                Fertilizers               164,700    IMC Global Inc.                   5,248,656        5,311,575        0.0

                Financial Services        163,600    American Capital
                                                     Strategies, Ltd.                  2,454,000        2,924,350        0.0

                Forest Products           394,200    Deltic Timber Corporation        11,221,223       11,283,975        0.1

                Gaming                  1,235,000    Scientific Games Holdings
                                                     Corp. (c)                        27,568,304       24,391,250        0.2

                Health Care             2,200,000    Oxford Health Plans, Inc.        46,828,521       38,637,500        0.3
                Cost
                Containment

                Healthcare Services       360,000    Advocat, Inc.                     3,422,500        2,992,500        0.0
                                          450,000    Baxter International, Inc.        9,088,023       25,059,375        0.2
                                        1,400,000    Beverly Enterprises, Inc.        11,260,008       19,425,000        0.1
                                          700,000    Humana, Inc.                     13,206,455       14,043,750        0.1
                                          728,160    PharMerica, Inc.                  5,343,052        8,191,800        0.1
                                        1,225,740    US Surgical Corp.                27,641,430       35,010,199        0.2
                                          185,600    United Healthcare
                                                     Corporation                       6,009,630        9,512,000        0.1
                                                                                 ---------------  ---------------      ------
                                                                                      75,971,098      114,234,624        0.8




Merrill Lynch Global Allocation Fund, Inc., January 31, 1998

SCHEDULE OF INVESTMENTS (continued)                                                                        (in US dollars)
                                          Shares                                                                  Percent of
COUNTRY         Industries                 Held             Common Stocks               Cost          Value       Net Assets
United States   Industrial                100,000    American Standard, Inc.     $     2,986,000  $     4,006,250        0.0%
(continued)                                15,000    Bar Technologies Ltd.
                                                     (Warrants)(a)                       838,256          825,000        0.0
                                          179,802    Cooper Industries, Inc.           6,534,892        9,540,744        0.1
                                        2,827,500    Crown Packaging Holdings Ltd.     1,433,657           28,275        0.0
                                          150,000    UNOVA, Inc.                       1,930,066        2,437,500        0.0
                                                                                 ---------------  ---------------      ------
                                                                                      13,722,871       16,837,769        0.1

                Insurance                 350,000    Aetna Inc.                       28,167,500       25,725,000        0.2
                                          510,000    American General Corp.           13,187,448       28,751,250        0.2
                                          114,000    Hartford Financial
                                                     Services Group Inc.               4,188,594       10,260,000        0.1
                                          486,300    Horace Mann Educators, Inc.       5,742,770       15,622,388        0.1
                                          200,200    Lincoln National Corp.            7,212,416       15,152,638        0.1
                                        1,947,500    Risk Capital Holdings Inc.       34,313,406       43,331,875        0.3
                                                                                 ---------------  ---------------      ------
                                                                                      92,812,134      138,843,151        1.0

                Manufacturing             200,000    ITT Industries Inc.               4,175,065        6,200,000        0.0

                Metals & Mining           349,765    Alumax, Inc.                      7,240,312       12,176,194        0.1
                                          305,000    Aluminum Co. of America          13,814,815       23,294,375        0.2
                                        1,400,000    Battle Mountain Gold Company      8,838,297        7,875,000        0.1
                                          624,500    Commonwealth Industries Inc.     11,725,173        8,743,000        0.1
                                          600,000    Lukens Inc.                       9,944,824       17,737,500        0.1
                                          600,000    National Steel Corp.              5,445,549        7,725,000        0.0
                                          850,000    Newmont Mining Corporation       31,553,907       24,225,000        0.2
                                          400,000    Nucor Corporation                18,363,133       19,050,000        0.1
                                          132,800    Reynolds Metals Co.               5,801,771        8,374,700        0.1
                                                                                 ---------------  ---------------      ------
                                                                                     112,727,781      129,200,769        1.0

                Multi-Industry             90,000    Loews Corp.                       3,984,675        8,983,125        0.1

                Multimedia &              312,800    U S West Media Group              4,725,974        9,286,250        0.1
                Telecommunications         20,000    Unifi Communications Inc.
                                                     (Warrants)(a)                     1,166,800          400,000        0.0
                                                                                 ---------------  ---------------      ------
                                                                                       5,892,774        9,686,250        0.1

                Natural Resources         210,519    Freeport-McMoRan Copper &
                                                     Gold Inc. (Class B)               3,665,657        3,091,998        0.0

                Oil & Gas Producers       300,000    Rowan Companies Inc.              7,299,870        7,912,500        0.1
                                          245,410    Texaco Inc.                       6,627,069       12,776,658        0.1
                                          400,000    Tom Brown, Inc.                   7,009,985        7,000,000        0.0
                                          100,000    Transocean Offshore Inc.          3,863,220        3,975,000        0.0
                                                                                 ---------------  ---------------      ------
                                                                                      24,800,144       31,664,158        0.2

                Oil Services              200,000    Diamond Offshore
                                                     Drilling Inc.                     5,150,000        8,937,500        0.1
                                        2,500,000    Noble Drilling Corp.             16,505,558       66,875,000        0.5
                                          200,000    Tidewater Inc.                    9,007,960        8,175,000        0.0
                                          150,000    Western Atlas, Inc.               7,083,342        9,346,875        0.1
                                                                                 ---------------  ---------------      ------
                                                                                      37,746,860       93,334,375        0.7

                Paper                     160,200    Boise Cascade Corporation         4,225,000        5,126,400        0.1
                                          265,316    Fort James Corporation            4,971,450       11,392,006        0.1
                                          240,000    Louisiana-Pacific Corp.           5,273,733        4,815,000        0.0
                                                                                 ---------------  ---------------      ------
                                                                                      14,470,183       21,333,406        0.2

                Pharmaceuticals/          125,000    Alteon, Inc.                        983,321        1,093,750        0.0
                Biotechnology

                Pharmaceuticals/          500,000    Roberts Pharmaceutical
                Prescription                         Corporation                       4,876,176        5,781,250        0.0

                Photography               160,000    Eastman Kodak Company             8,746,145       10,440,000        0.1

                Pollution Control       1,246,900    Waste Management Inc.            31,997,538       29,302,150        0.2

                Publishing                100,000    Gannett Co., Inc.                 2,359,153        6,050,000        0.0
                                          350,000    Reader's Digest Association,
                                                     Inc. (Class A)                    8,229,300        8,378,125        0.1
                                                                                 ---------------  ---------------      ------
                                                                                      10,588,453       14,428,125        0.1

                Real Estate             2,574,465    Catellus Development Corp.       22,351,219       48,753,931        0.4

                Real Estate               872,900    Ambassador Apartments Inc.       14,168,183       18,003,563        0.1
                Investment                446,800    Imperial Credit Commercial
                Trusts                               Mortgage Investment Corp.         6,702,000        6,590,300        0.1
                                          661,300    Mid-America Realty
                                                     Investments                       6,444,676        6,819,656        0.1
                                        1,839,825    Prime Retail, Inc.               21,062,587       27,252,408        0.2
                                          400,000    Taubman Centers, Inc.             3,641,641        5,200,000        0.0
                                           50,000    Walden Residential
                                                     Properties, Inc.                  1,418,750        1,525,000        0.0
                                          920,000    Walden Residential
                                                     Properties, Inc.
                                                     (Warrants)(a)                     1,125,068        1,035,000        0.0
                                                                                 ---------------  ---------------      ------
                                                                                      54,562,905       66,425,927        0.5

                Restaurants             1,500,000    Brinker International, Inc.      16,515,025       25,125,000        0.2
                                          500,000    Buffets, Inc.                     5,071,633        4,531,250        0.0
                                        2,100,000    Darden Restaurants Inc.          15,622,713       26,512,500        0.2
                                                                                 ---------------  ---------------      ------
                                                                                      37,209,371       56,168,750        0.4

                Retail                    206,500    Coinstar Inc.                       311,636        1,755,250        0.0
                                          850,000    Heilig-Meyers Company            11,224,247       11,050,000        0.1
                                                                                 ---------------  ---------------      ------
                                                                                      11,535,883       12,805,250        0.1

                Retail/Automotive       1,530,000    Ugly Duckling Corporation        20,563,125        9,562,500        0.1

                Retail Stores             608,500    Baker (J.), Inc.                 10,187,765        2,738,250        0.0
                                          416,900    Buttrey Food & Drug
                                                     Stores Co.                        3,241,636        6,383,781        0.1
                                        1,110,000    Filene's Basement Corp.          10,092,619        4,821,562        0.0
                                          700,000    Limited, Inc. (The)              12,951,591       18,550,000        0.1
                                          400,000    Sotheby's Holdings, Inc.
                                                     (Class A)                         4,879,559        7,775,000        0.1
                                          600,000    Toys 'R' Us, Inc.                13,456,814       16,087,500        0.1
                                                                                 ---------------  ---------------      ------
                                                                                      54,809,984       56,356,093        0.4

                Savings Banks              75,000    Downey Savings & Loan
                                                     Association                         796,372        2,109,375        0.0
                                          477,405    Sovereign Bancorp, Inc.           1,552,137        8,861,830        0.1
                                                                                 ---------------  ---------------      ------
                                                                                       2,348,509       10,971,205        0.1

                Semiconductors          1,500,000    Cypress Semiconductor
                                                     Corporation                      11,242,350       14,812,500        0.1

                Telecommunications        642,800    360 Communications Company        9,933,360       14,101,425        0.1
                                          300,000    AirTouch Communications, Inc.     6,812,219       13,162,500        0.1
                                           27,750    American Telecasting
                                                     Inc. (Warrants)(a)                        0              277        0.0
                                           32,037    CS Wireless Systems, Inc.           123,681              320        0.0
                                        1,375,800    CellNet Data Systems, Inc.       12,252,498       13,156,087        0.1
                                          120,363    CellNet Data Systems,
                                                     Inc. (Warrants)(a)               13,716,570        2,407,260        0.0
                                          185,700    Comsat Corp.                      3,677,677        4,630,894        0.0
                                          800,000    DSC Communications Corp.         12,249,518       16,000,000        0.1
                                          500,000    Frontier Corporation              8,023,581       13,031,250        0.1
                                        2,004,800    General Communication,
                                                     Inc. (Class A)                   14,264,925       13,908,300        0.1
                                        1,094,100    Geotek Communications, Inc.       5,883,636          683,812        0.0
                                        3,000,000    Geotek Communications,
                                                     Inc. (Warrants)(a)               14,200,634           30,000        0.0



Merrill Lynch Global Allocation Fund, Inc., January 31, 1998

SCHEDULE OF INVESTMENTS (continued)                                                                        (in US dollars)
                                          Shares                                                                  Percent of
COUNTRY         Industries                 Held             Common Stocks               Cost          Value       Net Assets
United States   Telecommunications      1,600,000    Glenayre Technologies,
(concluded)     (concluded)                          Inc.                        $    21,915,406  $    21,000,000        0.2%
                                        1,611,800    PLD Telekom Inc.                 10,028,238        8,864,900        0.1
                                          830,000    QUALCOMM, Inc.                   42,390,777       42,952,500        0.3
                                          225,000    Telegroup Inc.                    2,250,000        3,543,750        0.0
                                           47,000    United USN Inc.
                                                     (Class A)(Warrants)(a)            5,840,131        5,734,000        0.1
                                           14,113    United USN Inc.
                                                     (Warrants)(a)                     1,084,937        1,072,588        0.0
                                        1,255,000    Western Wireless
                                                     Corporation                      15,610,218       25,100,000        0.2
                                           18,315    Wireless One, Inc.
                                                     (Warrants)(a)                        18,315            4,579        0.0
                                                                                 ---------------  ---------------      ------
                                                                                     200,276,321      199,384,442        1.5

                Textiles                2,825,200    Burlington Industries, Inc.      37,451,653       40,259,100        0.3

                Transportation            753,200    J.B. Hunt Transport
                                                     Services, Inc.                   10,544,852       16,570,400        0.1

                Utilities               4,044,727    Citizens Utilities
                                                     Company (Class B)                35,740,884       38,424,905        0.3
                                        1,486,200    Potomac Electric Power
                                                     Company                          33,198,884       36,969,225        0.2
                                                                                 ---------------  ---------------      ------
                                                                                      68,939,768       75,394,130        0.5

                Utilities--             1,250,000    Allegheny Power System, Inc.     27,315,551       38,281,250        0.3
                Electric & Gas            115,650    Atmos Energy Corp.                1,445,257        3,296,025        0.0
                                           47,570    BayCorp Holdings, Ltd.            2,549,753          312,178        0.0
                                          603,100    Central and South West
                                                     Corporation                      11,630,764       16,321,394        0.1
                                          100,000    Consolidated Edison
                                                     Company, Inc.                     2,923,495        4,131,250        0.0
                                        4,512,285    El Paso Electric Company         23,689,496       32,714,066        0.2
                                        1,780,000    Entergy Corp.                    47,516,856       50,952,500        0.4
                                          400,000    FPL Group, Inc.                  12,109,102       22,950,000        0.2
                                        2,177,900    Houston Industries, Inc.         43,848,083       56,897,637        0.4
                                        1,500,000    Niagara Mohawk Power Corp.       23,789,306       16,218,750        0.1
                                        1,257,100    Texas Utilities Co.              40,643,415       51,698,237        0.4
                                        1,148,800    Unicom Corporation               27,549,620       35,612,800        0.3
                                                                                 ---------------  ---------------      ------
                                                                                     265,010,698      329,386,087        2.4

                                                     Total Common Stocks in
                                                     the United States             1,925,179,820    2,527,650,878       18.4

                                                     Total Investments in
                                                     Common Stocks                 4,386,970,466    5,159,683,272       37.5

                                                        Equity Closed-End Funds

Austria         Financial Services        320,000    Austria Fund (USD)                2,642,432        3,380,000        0.1

                                                     Total Equity Closed-End
                                                     Funds in Austria                  2,642,432        3,380,000        0.1

Indonesia       Financial Services         25,600    Jakarta Growth Fund (USD)           158,080           99,200        0.0

                                                     Total Equity Closed-End
                                                     Funds in Indonesia                  158,080           99,200        0.0

Ireland         Financial Services        150,000    Irish Investment Fund,
                                                     Inc. (USD)                        1,086,041        2,718,750        0.0

                                                     Total Equity Closed-End
                                                     Funds in Ireland                  1,086,041        2,718,750        0.0

Italy           Financial Services        150,000    Italy Fund (USD)                  1,198,520        1,818,750        0.0

                                                     Total Equity Closed-End
                                                     Funds in Italy                    1,198,520        1,818,750        0.0

South Korea     Financial Services        125,000    The Fidelity Advisor Korea
                                                     Fund (USD)                        1,088,750          687,500        0.0
                                          200,000    Korea Equity Fund (USD)           1,369,598          825,000        0.0
                                        1,400,528    Korea Fund, Inc. (USD)           19,847,163       12,692,285        0.1
                                          200,000    Korean Investment Fund,
                                                     Inc. (USD)                        1,561,000        1,012,500        0.0

                                                     Total Equity Closed-End
                                                     Funds in South Korea             23,866,511       15,217,285        0.1

                                                     Total Investments in Equity
                                                     Closed-End Funds                 28,951,584       23,233,985        0.2

                                                         Preferred Stocks

Australia       Publishing                600,000    News Corporation Limited
                                                     (The) (ADR)++ (USD)              10,451,056       12,637,500        0.1

                                                     Total Preferred Stocks
                                                     in Australia                     10,451,056       12,637,500        0.1

Austria         Banking                   203,400    Bank Austria Finance Inc.         6,298,337       10,907,438        0.1

                                                     Total Preferred Stocks
                                                     in Austria                        6,298,337       10,907,438        0.1

Germany         Chemicals                 494,411    Henkel KGaA                      20,929,927       29,448,524        0.2

                Multi-Industry            450,000    RWE AG                            8,725,424       21,024,590        0.2

                                                     Total Preferred Stocks
                                                     in Germany                       29,655,351       50,473,114        0.4

New Zealand     Financial Services      3,085,700    Brierly Investments, Ltd.
                                                     (9% Convertible)                  1,988,414        1,974,323        0.0

                                                     Total Preferred Stocks in
                                                     New Zealand                       1,988,414        1,974,323        0.0

Norway          Financial Services        175,000    A/S Eksportfinans
                                                     (8.70% Convertible)(USD)          4,377,500        4,790,625        0.0

                                                     Total Preferred Stocks
                                                     in Norway                         4,377,500        4,790,625        0.0

Portugal        Banking                   906,528    BCP International Bank
                                                     (8% Convertible)(USD)            55,597,712       74,788,560        0.6

                                                     Total Preferred Stocks
                                                     in Portugal                      55,597,712       74,788,560        0.6

Spain           Banking                   225,000    Santander Overseas Bank
                                                     (8% Convertible, Series D)
                                                     (USD)                             5,463,250        5,793,750        0.0

                                                     Total Preferred Stocks
                                                     in Spain                          5,463,250        5,793,750        0.0

United States   Banking                   870,000    California Federal Bank
                                                     (9.125%, Series A)               21,735,500       23,163,750        0.2
                                           55,000    California Federal Bank
                                                     (10.625%, Series B)               5,500,000        6,012,187        0.0
                                                                                 ---------------  ---------------      ------
                                                                                      27,235,500       29,175,937        0.2

                Cable Television        1,000,000    Diva Systems Corp.
                                                     (Convertible, Series C)           8,410,000       11,500,000        0.1
                                        1,000,000    Diva Systems Corp.
                                                     (Convertible, Series D)          11,440,000       11,500,000        0.1
                                                                                 ---------------  ---------------      ------
                                                                                      19,850,000       23,000,000        0.2

                Financial Services        619,900    Golden State Bancorp Inc.
                                                     (8.75% Convertible, Series E)    15,070,337       49,282,050        0.4

                Natural Resources         150,000    Cyprus Amax Minerals Co.
                                                     (Convertible, Series A)           9,188,313        5,137,500        0.0
                                          348,700    Freeport-McMoRan Copper &
                                                     Gold, Inc. (Convertible)          7,918,834        7,344,494        0.1
                                          219,000    Freeport-McMoRan Inc.
                                                     (Convertible--Gold)               7,703,330        5,037,000        0.0
                                                                                 ---------------  ---------------      ------
                                                                                      24,810,477       17,518,994        0.1





Merrill Lynch Global Allocation Fund, Inc., January 31, 1998

SCHEDULE OF INVESTMENTS (continued)                                                                        (in US dollars)
                                          Shares                                                                  Percent of
COUNTRY         Industries                 Held            Preferred Stocks             Cost          Value       Net Assets
United States   Real Estate               400,000    Crown American Realty
(concluded)     Investment                           Trust (11%, Series A)       $    20,000,000  $    21,475,000        0.2%
                Trusts                    139,200    First Union Real Estate
                                                     Investments (8.40%
                                                     Convertible, Series A)            3,480,000        5,533,200        0.0
                                          350,000    National Health Investors,
                                                     Inc. (8.50% Convertible)          8,750,000       13,037,500        0.1
                                          717,500    Prime Retail, Inc. (10.50%)      16,366,161       19,372,500        0.1
                                        1,078,000    Walden Residential
                                                     Properties, Inc. (9.20%,
                                                     Series S)                        26,269,636       28,432,250        0.2
                                                                                 ---------------  ---------------      ------
                                                                                      74,865,797       87,850,450        0.6

                Steel                   2,442,500    Rouge/Worthington
                                                     Industries, Inc.
                                                     (Convertible, Series DECS)       38,015,300       32,973,750        0.3

                Utilities                  77,600    Citizens Utilities Company
                                                     (5% Convertible)                  3,398,931        3,734,500        0.0

                                                     Total Preferred Stocks
                                                     in the United States            203,246,342      243,535,681        1.8

                                                     Total Investments in
                                                     Preferred Stocks                317,077,962      404,900,991        3.0
                          Currency        Face
                        Denomination     Amount         Fixed-Income Securities
Argentina       Banking                              Banco Rio de la Plata S.A.:
                             USD       45,000,000       8.75% due 12/15/2003          36,900,950       45,675,000        0.3
                             USD       30,000,000       (Class 3), 8.50% due
                                                        7/15/1998                     30,225,000       30,150,000        0.2
                                                                                 ---------------  ---------------      ------
                                                                                      67,125,950       75,825,000        0.5

                Government                           City of Buenos Aires:
                Obligations  USD       38,000,000       11.25% due 4/11/2007          37,715,000       39,710,000        0.3
                             USD        5,179,000       11.25% due 4/11/2007           5,099,529        5,412,055        0.0
                                                     Republic of Argentina (p):
                             USD      146,500,000       9.75% due 9/19/2027          117,455,000      145,401,250        1.1
                             USD       98,400,000       Floating Rate Bonds,
                                                        Series L, 6.678%
                                                        due 3/31/2005 (d)             72,934,800       88,068,000        0.6
                             USD       80,000,000       Floating Rate Discount
                                                        Notes, 6.875% due
                                                        3/31/2023                     54,824,556       67,104,000        0.5
                             USD       85,000,000       Global Bonds, 11.375%
                                                        due 1/30/2017                 82,988,125       94,987,500        0.7
                             USD       30,000,000       Par 'L' Bonds, 5.50%
                                                        due 3/31/2023                 18,718,027       22,612,500        0.2
                                                                                 ---------------  ---------------      ------
                                                                                     389,735,037      463,295,305        3.4

                                                     Total Fixed-Income
                                                     Securities in Argentina         456,860,987      539,120,305        3.9

Australia       Mining       USD        2,500,000    Murrin Murrin Holdings
                                                     Property, 9.375% due 8/31/2007    2,500,000        2,400,000        0.0

                                                     Total Fixed-Income Securities
                                                     in Australia                      2,500,000        2,400,000        0.0

Brazil          Banking      USD       16,500,000    Banco National de
                                                     Desevolvimento Economico e
                                                     Social, 9% due 9/24/2007         14,685,000       14,685,000        0.1

                Broad-       BRE        5,000,000    Abril S.A., 12% due 10/25/2003    5,006,250        5,075,000        0.0
                casting/
                Media

                Government   USD       35,000,000    Brazil Exit Bonds, 6% due
                Obligations                          9/15/2013 (p)                    19,963,270       28,567,000        0.2
                                                     Republic of Brazil:
                             USD        3,094,000       Floating Rate Bonds,
                                                        6.687% due 1/01/2001 (d)       2,111,589        2,939,300        0.0
                             USD       15,000,000       Global Bonds, 10.125%
                                                        due 5/15/2027 (p)             10,840,000       14,137,500        0.1
                             USD       10,000,000       Par 'L' Bonds, 5% due
                                                        4/15/2024 (p)                  6,100,000        7,331,250        0.1
                                                                                 ---------------  ---------------      ------
                                                                                      39,014,859       52,975,050        0.4

                Industrial   USD       11,000,000    Global Communication
                                                     Participitoes, 10.625% due
                                                     6/21/2004                        10,596,250       10,972,500        0.1

                Metals       USD       35,000,000    CSN Panama Iron S.A.,
                                                     9.125% due 6/01/2007             32,850,000       29,575,000        0.2

                Natural                              Companhia Vale Do Rio Doce:
                Resources    USD        5,000,000       10% due 4/02/2004              4,993,860        5,012,500        0.1
                             USD        4,500,000       10% due 4/02/2004              4,207,500        4,511,250        0.0
                                                                                 ---------------  ---------------      ------
                                                                                       9,201,360        9,523,750        0.1

                Utilities    USD       32,250,000    Espirito Santo--Escelsa,
                                                     10% due 7/15/2007                31,726,875       28,299,375        0.2

                                                     Total Fixed-Income
                                                     Securities in Brazil            143,080,594      151,105,675        1.1

Canada          Cable/       CAD        7,545,000    Rogers Cablesystem Inc.,
                Telecom-                             9.65% due 1/15/2014               4,397,424        5,576,649        0.1
                munications  CAD        5,000,000    Rogers Communications Inc.,
                                                     Convertible Bonds,
                                                     7.50% due 9/01/1999               3,394,000        3,242,198        0.0
                                                                                 ---------------  ---------------      ------
                                                                                       7,791,424        8,818,847        0.1
                Industrial   USD       28,000,000    Ainsworth Lumber Company,
                --Services                           12.50% due 7/15/2007             27,226,640       27,930,000        0.2

                Paper &      CAD        2,000,000    MacMillan Bloedel Limited,
                Forest                               Convertible Bonds,
                Products                             5% due 5/01/2007                  1,024,416        1,177,115        0.0

                Real Estate  CAD       16,501,370    First Place Tower, Inc.,
                                                     Convertible Bonds, 10.64%
                                                     due 12/15/2015 (e)               26,453,947       42,913,500        0.3

                                                     Total Fixed-Income Securities
                                                     in Canada                        62,496,427       80,839,462        0.6

China           Multi-       USD       20,250,000    Guangdong Investment Finance
                Industry                             Inc., Convertible Bonds,
                                                     1% due 7/07/2002                 18,306,875       15,440,625        0.1
                             USD       23,500,000    Shanghai Investment Holding
                                                     Co., Convertible Bonds,
                                                     1% due 6/12/2002                 21,441,250       20,210,000        0.2
                                                                                 ---------------  ---------------      ------
                                                                                      39,748,125       35,650,625        0.3

                Utilities    USD        2,750,000    Huaneng Power International
                --Electric                           PLC, Convertible Bonds,
                                                     1.75% due 5/21/2004               2,512,500        2,543,750        0.0

                                                     Total Fixed-Income
                                                     Securities in China              42,260,625       38,194,375        0.3

France          Automobiles  FRF            5,500    Peugeot S.A., Convertible
                                                     Bonds, 2% due 1/01/2001             992,341        1,072,383        0.0

                Banking      ECU        2,000,000    Credit Local de France,
                                                     0% due 10/16/2001 (b)             2,028,494        1,812,139        0.0
                             FRF           58,000    Societe Generale de
                                                     France S.A., Convertible Bonds,
                                                     3.50% due 1/01/2000 (g)           7,499,838        7,432,018        0.1
                                                                                 ---------------  ---------------      ------
                                                                                       9,528,332        9,244,157        0.1

                Industrial   FRF           30,000    Alcatel Alsthom,
                                                     Convertible Bonds, 2.50%
                                                     due 1/01/2004                     3,926,887        4,832,083        0.0

                Insurance    FRF           35,500    Finaxa, Convertible Bonds,
                                                     3% due 1/01/2001                  9,060,172       11,285,458        0.1

                Real Estate  FRF          230,000    Societe Fonciere Lyonnaise
                                                     S.A., Convertible Bonds,
                                                     4% due 10/31/2004                31,087,057       32,358,983        0.2

                                                     Total Fixed-Income Securities
                                                     in France                        54,594,789       58,793,064        0.4

Germany         Banking      DEM        2,310,000    Commerzbank AG, Floating
                                                     Rate Convertible Bonds,
                                                     0% due 6/15/2001 (b)              1,556,456        3,913,115        0.0
                             USD        5,000,000    Landes Kredit Bank, 7.875%
                                                     due 4/15/2004                     4,972,068        5,513,050        0.0
                             USD       15,500,000    Nordeutsche Landesbank
                                                     Girozentrale, Convertible
                                                     Bonds, 3% due 2/11/2003          14,205,625       14,415,000        0.1
                                                                                 ---------------  ---------------      ------
                                                                                      20,734,149       23,841,165        0.1



Merrill Lynch Global Allocation Fund, Inc., January 31, 1998

SCHEDULE OF INVESTMENTS (continued)                                                                        (in US dollars)
                              Currency     Face                                                                   Percent of
COUNTRY         Industries  Denomination  Amount       Fixed-Income Securities          Cost          Value       Net Assets
Germany         Building     USD       41,100,000    Tarkett AG, 9% due
(concluded)     Materials                            3/01/2002                   $    39,413,750  $    41,973,375        0.3%

                Financial    USD        5,875,000    Veba International
                Services                             Finance (with Warrants),
                                                     6% due 4/06/2000 (a)              2,965,841        5,801,562        0.0

                Government                           Bundesrepublik Deutscheland:
                Obligations  DEM       31,000,000       5.75% due 8/20/1998           22,444,131       17,143,169        0.1
                             DEM      215,500,000       7.375% due 1/03/2005         140,126,980      134,834,699        1.0
                                                                                 ---------------  ---------------      ------
                                                                                     162,571,111      151,977,868        1.1

                Government   DEM       55,000,000    Freie Hansestadt Hamburg,
                Obligations                          6.08% due 11/29/2018             31,730,765       31,331,967        0.2
                --Regional   DEM       64,000,000    Land Baden-Weurttemberg,
                                                     6.20% due 11/22/2013             37,148,769       36,973,115        0.3
                             DEM      170,500,000    Land Hessen, 6% due
                                                     11/29/2013 (c)                   98,586,862       96,896,175        0.7
                             DEM      110,000,000    Mecklenberg-Vorpommern,
                                                     6.15% due 6/16/2023 (c)          61,012,437       62,032,787        0.5
                             DEM      134,950,000    Nordrhein-Westfalen, 6.125%
                                                     due 12/21/2018 (c)               77,420,913       76,102,951        0.6
                                                     Rheinland-Pfalz:
                             DEM       33,000,000       5.75% due 2/24/2014           18,324,663       18,483,607        0.1
                             DEM       64,000,000       6.08% due 11/29/2018          36,935,547       36,126,776        0.3
                             DEM       47,000,000    Sachsen-Anhalt, 6% due
                                                     1/10/2014                        26,915,615       26,402,186        0.2
                                                                                 ---------------  ---------------      ------
                                                                                     388,075,571      384,349,564        2.9

                Industrial   USD        1,000,000    Siemens Capital Corp.
                                                     (with Warrants),
                                                     8% due 6/24/2002 (a)              1,318,750        1,912,500        0.0

                                                     Total Fixed-Income
                                                     Securities in Germany           615,079,172      609,856,034        4.4
Hong Kong       Banking      USD        9,000,000    Bank of East Asia,
                                                     Convertible Bonds, 2% due

                                                     7/19/2003 (n)                    10,886,150        8,145,000        0.1
                Multi-       USD       22,000,000    First Pacific Company Ltd.,
                Industry                             Convertible Bonds, 2% due
                                                     3/27/2002                        20,608,663       14,630,000        0.1

                Real Estate  USD       24,980,000    Hysan Development Company
                                                     Limited, Convertible
                                                     Bonds, 6.75% due
                                                     6/01/2000 (n)                    29,762,300       23,606,100        0.2
                             USD       18,000,000    Sino Land Company Ltd.,
                                                     Convertible Bonds, 5% due
                                                     2/26/2001 (n)                    17,321,875        6,840,000        0.0
                                                                                 ---------------  ---------------      ------
                                                                                      47,084,175       30,446,100        0.2

                                                     Total Fixed-Income
                                                     Securities in Hong Kong          78,578,988       53,221,100        0.4

India           Chemicals                            Indian Petrochemicals Ltd.,
                                                     Convertible Bonds:
                             USD       23,500,000       2.50% due 3/11/2002           23,996,563       22,560,000        0.2
                             USD       35,850,000       2.50% due 3/11/2002
                                                     (Regulation S)                   35,960,030       34,416,000        0.2

                                                     Total Fixed-Income
                                                     Securities in India              59,956,593       56,976,000        0.4

Indonesia       Paper &      USD       37,000,000    APP Global Finance (V)
                Forest                               Ltd., Convertible Bonds,
                Products                             2% due 7/25/2000                 37,406,500       30,895,000        0.2
                             USD       19,500,000    APP International Finance,
                                                     11.75% due 10/01/2005            19,500,000       17,062,500        0.2
                             USD        3,965,000    PT Indah Kiat Pulp & Paper,
                                                     8.875% due 11/01/2000             3,300,862        3,290,950        0.0

                                                     Total Fixed-Income
                                                     Securities in Indonesia          60,207,362       51,248,450        0.4

Italy           Government   USD        5,000,000    Republic of Italy, 8.75%
                Obligations                          due 2/08/2001                     5,373,050        5,457,500        0.0

                                                     Total Fixed-Income
                                                     Securities in Italy               5,373,050        5,457,500        0.0

Japan           Banking      JPY    1,990,000,000    Asahi Bank, Ltd., Convertible
                                                     Bonds, 0.50% due
                                                     8/01/2007                        11,572,219       12,830,862        0.1
                             USD        9,000,000    Bank of Tokyo--Mitsubishi,
                                                     Convertible Bonds, 3%
                                                     due 11/30/2002                    9,033,125        9,675,000        0.1
                             JPY    9,111,000,000    Fuji International Finance
                                                     Trust, Convertible Bonds,
                                                     0.25% due 2/01/2002              57,881,008       41,318,913        0.3
                             JPY    5,820,000,000    Sumitomo Bank International
                                                     Finance NV, Convertible
                                                     Bonds, 0.75% due 5/31/2001       48,151,086       50,263,428        0.4
                                                                                 ---------------  ---------------      ------
                                                                                     126,637,438      114,088,203        0.9

                Beverages    JPY    1,268,000,000    Kinki Coca-Cola Bottling
                                                     Co., Ltd., 0.85% due
                                                     12/30/2003                       11,282,608       10,500,828        0.1
                             JPY    1,536,000,000    Sanyo Coca-Cola Bottling
                                                     Inc., #1 Convertible Bonds,
                                                     0.90% due 6/30/2003              13,820,349       10,721,350        0.1
                             JPY      479,000,000    Shikoku Coca-Cola Bottling
                                                     Co., Ltd., #1 Convertible
                                                     Bonds, 2.40% due 3/29/2002        4,558,416        3,985,685        0.0
                                                                                 ---------------  ---------------      ------
                                                                                      29,661,373       25,207,863        0.2

                Capital      JPY      500,000,000    Kawasaki Heavy Industries,
                Goods                                Convertible Bonds, 0.50%
                                                     due 9/30/1998                     4,566,161        3,933,670        0.0

                Chemicals    USD        4,700,000    Shin-Etsu Chemical Co.,
                                                     Ltd., Convertible Bonds
                                                     (with Warrants), 3.375%
                                                     due 8/08/2000 (a)                 3,274,060        4,394,500        0.1
                                                     Shin-Etsu Chemical Co., Ltd.,
                                                     Convertible Bonds:
                             JPY      148,000,000       #5, 1.30% due 3/31/1999        1,577,446        1,936,525        0.0
                             JPY      301,000,000       #6, 0.40% due 9/30/2005        2,987,802        3,561,006        0.0
                                                                                 ---------------  ---------------      ------
                                                                                       7,839,308        9,892,031        0.1

                Electrical   JPY    1,204,000,000    Matsushita Electric Works,
                Equipment                            Ltd., #9 Convertible Bonds,
                                                     1% due 11/30/2005                12,091,160       10,986,892        0.1

                Electronics  JPY      650,000,000    Matsushita Electric Industrial
                                                     Co., Ltd., #5 Convertible
                                                     Bonds, 1.30% due 3/29/2002        6,133,347        6,469,753        0.0

                Government   JPY    9,145,000,000    Japanese Government Bond,
                Obligations                          #112 (10-Year Issue),
                                                     5% due 9/21/1998                 78,634,451       74,110,636        0.5

                Insurance    JPY      456,000,000    Mitsui Marine & Fire
                                                     Insurance Co., Ltd.,
                                                     #3 Convertible Bonds,
                                                     0.70% due 3/31/2003               3,786,983        3,769,130        0.0
                             JPY      117,000,000    Nichido Fire & Marine
                                                     Insurance Co., Ltd., #5
                                                     Convertible Bonds, 1%
                                                     due 3/31/2003                     1,109,381          969,848        0.0
                                                     Nisshin Fire & Marine
                                                     Insurance Co., Ltd.,
                                                     Convertible Bonds:
                             JPY      900,000,000       #1, 0.65% due 3/31/2004        7,132,646        6,054,894        0.1
                             JPY    1,572,000,000       #2, 0.75% due 3/31/2006       12,292,248       10,538,686        0.1
                                                     Sumitomo Marine & Fire
                                                     Insurance Co., Ltd.,
                                                     Convertible Bonds:
                             JPY      300,000,000       #3, 1.10% due 3/29/2002        2,522,005        2,839,341        0.0
                             JPY    1,527,000,000       #4, 1.20% due 3/31/2004       13,104,977       14,452,244        0.1
                             JPY      588,000,000    Yasuda Fire & Marine
                                                     Insurance Co., Ltd., #3
                                                     Convertible Bonds, 0.60%
                                                     due 3/30/2001                     4,903,719        4,776,717        0.0
                                                                                 ---------------  ---------------      ------
                                                                                      44,851,959       43,400,860        0.3

                Pharma-      JPY    4,000,000,000    Yamanouchi Pharmaceutical
                ceuticals                            Co., Ltd., Convertible
                                                     Bonds, 1.625% due
                                                     3/31/2000 (n)**                  41,915,632       39,119,804        0.3

                                                     Total Fixed-Income
                                                     Securities in Japan             352,330,829      327,209,712        2.4



Merrill Lynch Global Allocation Fund, Inc., January 31, 1998

SCHEDULE OF INVESTMENTS (continued)                                                                        (in US dollars)
                              Currency     Face                                                                   Percent of
COUNTRY         Industries  Denomination  Amount       Fixed-Income Securities          Cost          Value       Net Assets
Malaysia        Telecommuni-                         Telekom Malaysia BHD,
                                                     Convertible Bonds:
                cations      USD        3,000,000       4% due 10/03/2004        $     2,523,750  $     2,137,500        0.0%
                             USD       55,600,000       4% due 10/03/2004
                                                        (Regulation S)                48,467,588       39,615,000        0.3

                                                     Total Fixed-Income
                                                     Securities in Malaysia           50,991,338       41,752,500        0.3

Mexico          Government   USD        4,000,000    United Mexican States,
                Obligations                          11.50% due 5/15/2026 (p)          4,240,000        4,850,000        0.1

                Oil & Related                        Petroleos Mexicanos:
                             USD       45,150,000       8.625% due 12/01/2023         25,007,000       42,102,375        0.3
                             USD       15,000,000       9.50% due 9/15/2027           14,449,470       15,075,000        0.1
                                                                                 ---------------  ---------------      ------
                                                                                      39,456,470       57,177,375        0.4

                                                     Total Fixed-Income
                                                     Securities in Mexico             43,696,470       62,027,375        0.5

New Zealand     Government   NZD       40,000,000    New Zealand Government
                Obligations                          Bond, 6.50% due 2/15/2000        23,718,195       23,110,894        0.1
                             NZD       90,000,000    New Zealand Index Linked
                                                     Notes, 4.50% due 2/15/2016       54,320,246       51,033,780        0.4

                                                     Total Fixed-Income
                                                     Securities in New Zealand        78,038,441       74,144,674        0.5

Philippines     Multi-                               AC International Finance:
                Industry     PHP       19,500,000       0% due 12/08/2000 (b)         15,076,710       14,332,500        0.1
                             PHP       16,500,000       0.50% due 7/30/2002           14,744,375       14,190,000        0.1

                                                     Total Fixed-Income
                                                     Securities in the Philippines    29,821,085       28,522,500        0.2

Russia          Telecommuni-                         PLD Telekom, Inc.,
                cations                              Convertible Bonds (j):
                             USD       74,500,000       0/14% due 6/01/2004 (b)       66,800,370       74,313,750        0.6
                             USD       18,700,000       9% due 6/01/2006              18,756,250       18,419,500        0.1

                                                     Total Fixed-Income Securities
                                                     in Russia                        85,556,620       92,733,250        0.7

Singapore       Multi-                               Keppel Corporation Limited,
                Industry                             Convertible Bonds:
                             USD        3,470,000       1.50% due 5/02/2001            2,859,038        2,741,300        0.0
                             USD       48,500,000       2% due 8/12/2002              48,492,500       40,740,000        0.3
                             USD        7,500,000       2% due 8/12/2002
                                                        (Regulation S)                 6,797,500        6,300,000        0.0
                                                                                 ---------------  ---------------      ------
                                                                                      58,149,038       49,781,300        0.3

                Retail       USD       12,000,000    Dairy Farm International
                                                     Holdings Ltd. (Convertible
                                                     Preferred), 6.50% due
                                                     5/10/2049                         9,525,875        9,360,000        0.1

                                                     Total Fixed-Income
                                                     Securities in Singapore          67,674,913       59,141,300        0.4

South Africa    Metals       ZAL       22,685,000    Samancor Ltd., Convertible
                                                     Bonds, 7% due 6/30/2004          21,854,094       21,153,762        0.2

                                                     Total Fixed-Income
                                                     Securities in South Africa       21,854,094       21,153,762        0.2

South Korea     Banking                              Export Import Bank Korea:
                             USD        4,000,000       6.50% due 2/10/2002            2,780,000        3,320,000        0.0
                             USD       21,000,000       Series D, 6.50% due
                                                        11/15/2006                    16,459,400       17,640,000        0.2
                                                     Koram Bank Ltd., Convertible
                                                     Bonds:
                             USD        1,500,000       0.25% due 8/26/2007            1,447,500        1,155,000        0.0
                             USD        3,600,000       0.25% due 8/26/2007
                                                        (Regulation S)                 3,393,875        2,772,000        0.0
                                                                                 ---------------  ---------------      ------
                                                                                      24,080,775       24,887,000        0.2

                Electronics                          Samsung Electronics Co.,
                                                     Convertible Bonds (b):
                             USD        6,000,000       0% due 12/31/2007              5,786,250        5,265,000        0.0
                             USD       50,500,000       0% due 12/31/2007
                                                        (Regulation S)                47,119,532       43,430,000        0.3
                                                                                 ---------------  ---------------      ------
                                                                                      52,905,782       48,695,000        0.3

                Energy                               Ssangyong Oil Refining,
                Related                              Convertible Bonds:
                             USD       10,685,000       3% due 12/31/2004              7,887,437        3,793,175        0.0
                             USD       16,535,000       3.75% due 12/31/2008          17,448,950        9,424,950        0.1
                                                                                 ---------------  ---------------      ------
                                                                                      25,336,387       13,218,125        0.1

                Multi-       CHF        5,250,000    Daewoo Corporation,
                Industry                             Convertible Bonds,
                                                     0.125% due 12/31/2001             3,434,100        3,072,149        0.0

                Steel                                Pohang Iron & Steel
                                                     Industries Co., Ltd.:
                             USD        6,485,000       7.375% due 5/15/2005           4,474,650        5,674,375        0.0
                             USD       10,000,000       7.125% due 11/01/2006          7,612,500        8,500,000        0.1
                                                                                 ---------------  ---------------      ------
                                                                                      12,087,150       14,174,375        0.1

                Utilities--                          Korea Electric Power Corp.,
                Electric                             Global Bonds:
                             USD       34,315,000       5% due 8/01/2001              33,069,731       30,368,775        0.2
                             USD       10,000,000       6.375% due 12/01/2003          6,700,000        8,450,000        0.1
                                                                                 ---------------  ---------------      ------
                                                                                      39,769,731       38,818,775        0.3

                                                     Total Fixed-Income
                                                     Securities in South Korea       157,613,925      142,865,424        1.0

Switzerland     Chemicals    USD       24,945,000    Ciba-Geigy Corp.,
                                                     Convertible Bonds,
                                                     6.25% due 3/15/2016              25,632,050       25,942,800        0.2

                                                     Total Fixed-Income
                                                     Securities in Switzerland        25,632,050       25,942,800        0.2

Taiwan          Industrial   USD       13,800,000    GVC Corporation, Convertible
                                                     Bonds, 0% due 5/21/2002 (b)      13,794,000       14,628,000        0.1

                                                     Total Fixed-Income Securities
                                                     in Taiwan                        13,794,000       14,628,000        0.1

United          Cable/       USD       14,000,000    Comcast UK Cable Partners
Kingdom         Telecom-                             Ltd., 0/11.20% due
                munications                          11/15/2007 (b)                    9,693,344       11,515,000        0.1

                Financial    GBP       11,600,000    Liberty International
                Services                             Holdings PLC, Convertible
                                                     Bonds, 5.50% due 4/30/2009       14,179,895       19,714,989        0.2

                Food &       GBP       13,500,000    Allied-Lyons PLC,
                Beverage                             Convertible Bonds,
                                                     6.75% due 7/07/2008              21,002,665       22,900,045        0.2

                Government                           United Kingdom Treasury
                Obligations                          Gilt:
                             GBP       60,000,000       9.75% due 8/27/2002          112,868,044      111,190,968        0.8
                             GBP       20,000,000       9.50% due 10/25/2004          37,627,645       38,526,265        0.3
                                                                                 ---------------  ---------------      ------
                                                                                     150,495,689      149,717,233        1.1

                Industrial   USD        4,655,000    HIH Capital Ltd.,
                                                     Convertible Bonds (Bearer),
                                                     7.50% due 9/25/2006               3,031,037        3,584,350        0.0

                Multi-       GBP       10,375,000    English China Clays PLC,
                Industry                             Convertible Bonds,
                                                     6.50% due 9/30/2003              16,480,047       16,446,180        0.1

                Telecom-     USD       39,000,000    Ionica PLC, 0/15% due
                munications                          5/01/2007 (b)(m)                 21,054,003       15,600,000        0.1
                             USD       20,250,000    Millicom International
                                                     Cellular S.A., 0/13.50%
                                                     due 6/01/2006 (b)                13,039,208       15,491,250        0.1
                             USD        6,000,000    TeleWest Communications
                                                     PLC, 0% due 10/01/2007 (b)        4,618,401        4,770,000        0.0
                                                                                 ---------------  ---------------      ------
                                                                                      38,711,612       35,861,250        0.2

                Textiles     GBP        2,500,000    Coats Viyella PLC,
                                                     Convertible Bonds, Series B,
                                                     6.25% due 8/09/2003               3,535,704        3,789,301        0.0

                                                     Total Fixed-Income
                                                     Securities in the
                                                     United Kingdom                  257,129,993      263,528,348        1.9



Merrill Lynch Global Allocation Fund, Inc., January 31, 1998

SCHEDULE OF INVESTMENTS (continued)                                                                        (in US dollars)
                              Currency     Face                                                                   Percent of
COUNTRY         Industries  Denomination  Amount       Fixed-Income Securities          Cost          Value       Net Assets
United          Agricultural USD       12,000,000    Sun World International,
States                                               Inc., 11.25% due 4/15/2004  $    12,000,000  $    13,110,000        0.1%

                Banking      USD       14,250,000    Ocwen Federal Bank, 12%
                                                     due 6/15/2005                    14,250,000       15,746,250        0.1

                Bio-         USD        7,200,000    Cetus Corporation (Euro),
                technology                           Convertible Bonds,
                                                     5.25% due 5/21/2002               5,220,250        6,912,000        0.1

                Consumer---  USD       14,000,000    Zeta Consumer Products,
                Products                             11.25% due 11/30/2007            14,000,000       14,420,000        0.1

                Finance      USD        8,500,000    Constellation Finance,
                                                     9.80% due 1/01/2001               8,500,000        8,542,500        0.1
                             USD        4,500,000    Hawthorne Financial Corp.,
                                                     12.50% due 12/31/2004             4,500,000        4,511,250        0.0
                                                                                 ---------------  ---------------      ------
                                                                                      13,000,000       13,053,750        0.1

                Financial    USD        9,000,000    Emergent Group Inc., Series
                Services                             B, 10.75% due 9/15/2004           8,934,375        8,550,000        0.1

                Food &       USD       15,000,000    Tom's Food Inc., 10.50%
                Beverage                             due 11/01/2004                   15,000,000       15,037,500        0.1

                Healthcare   USD       17,500,000    American Retirement Corp.,
                                                     Convertible Bonds,
                                                     5.75% due 10/01/2002             17,500,000       18,725,000        0.1
                             USD        1,000,000    Novacare, Inc., Convertible
                                                     Bonds, 5.50% due 1/15/2000          857,500          960,000        0.0
                                                                                 ---------------  ---------------      ------
                                                                                      18,357,500       19,685,000        0.1

                Holding      USD       10,000,000    American Banknote Corp.,
                Company                              11.25% due 12/01/2007            10,000,000        9,975,000        0.1


                Home-        USD       32,500,000    Beazer Homes USA, Inc.,
                building &                           9% due 3/01/2004                 30,597,000       32,987,500        0.2
                Construction

                Industrial   USD        8,000,000    Bar Technologies Ltd.,
                                                     13.50% due 4/01/2001              7,412,450        8,760,000        0.1
                             USD       21,750,000    Crown Packaging Enterprises,
                                                     0/14% due 8/01/2006 (b)           8,906,337        1,087,500        0.0
                             USD       68,500,000    International Semi-Tech
                                                     Microelectronics, Inc.,
                                                     0/11.50% due 8/15/2003 (b)       50,392,858       23,290,000        0.2
                             USD        4,000,000    WMX Technologies, Inc.,
                                                     Convertible Bonds, 2% due
                                                     1/24/2005                         3,497,545        3,340,000        0.0
                                                                                 ---------------  ---------------      ------
                                                                                      70,209,190       36,477,500        0.3

                Mining       USD       10,500,000    AEI Holding Co., 10% due
                                                     11/15/2007                       10,570,000       10,946,250        0.1

                Paper        USD        9,000,000    Bear Island Paper Co. LLC,
                Products                             10% due 12/01/2007                9,000,000        9,090,000        0.1

                Oil & Related                        PDV America, Inc.:
                             USD       35,000,000       7.25% due 8/01/1998           34,856,150       35,000,000        0.3
                             USD       10,000,000       7.75% due 8/01/2000           10,062,500       10,100,000        0.1
                                                                                 ---------------  ---------------      ------
                                                                                      44,918,650       45,100,000        0.4

                Real Estate  USD       23,080,719    RTC Commercial Mortgage,
                                                     Class C, 8.25%
                                                     due 12/25/2020 (d)               22,727,177       23,080,719        0.2

                Real Estate  USD       25,500,000    Alexander Haagen Properties,
                Investment                           Inc., Exchangeable
                Trusts                               Debentures, 7.25% due
                                                     12/27/2003                       25,291,250       25,340,625        0.2
                             USD        4,500,000    Capstone Capital Corp.,
                                                     Convertible Bonds, 6.55% due
                                                     3/14/2002                         4,127,172        4,455,000        0.0
                             USD        7,000,000    Centerpoint Properties Corp.,
                                                     Convertible Bonds,
                                                     8.22% due 1/15/2004               7,000,000       12,906,250        0.1
                             USD       30,000,000    First Union Real Estate,
                                                     8.875% due 10/01/2003            29,756,100       30,675,000        0.2
                             USD       25,000,000    First Washington Realty
                                                     Exchangeable Debentures,
                                                     8.25% due 6/27/1999              25,000,000       28,000,000        0.2
                                                     Health & Retirement
                                                     Properties Trust,
                                                     Convertible Bonds:
                             USD       40,000,000       7.25% due 10/01/2001          40,000,000       44,200,000        0.3
                             USD       15,000,000       7.50% due 10/01/2003          15,000,000       16,575,000        0.1
                                                     LTC Properties, Inc.,
                                                     Convertible Bonds:
                             USD       10,000,000       8.25% due 1/01/1999           10,000,000       13,012,500        0.1
                             USD        9,000,000       8.50% due 1/01/2001            9,000,000       11,711,250        0.1
                             USD       25,000,000    Leperq Corporate Income
                                                     Fund, Exchangeable
                                                     Secured Notes, 8% due
                                                     3/17/2004                        25,000,000       29,500,000        0.2
                             USD       12,500,000    Liberty Property Trust,
                                                     Convertible Bonds, 8.20% due
                                                     7/01/2001                        12,500,000       17,125,000        0.1
                                                     Malan Realty Investors, Inc.,
                                                     Convertible Bonds:
                             USD       27,000,000       8.50% due 7/01/2003           27,000,000       28,316,250        0.2
                             USD        4,750,000       9.50% due 7/15/2004            3,859,375        4,981,562        0.0
                             USD        9,415,000    Meditrust, Convertible Bonds,
                                                     8.54% due 7/01/2000               9,602,637       11,168,544        0.1
                             USD        5,000,000    Mid-Atlantic Realty Trust,
                                                     Convertible Bonds,
                                                     7.625% due 9/15/2003              4,875,000        6,537,500        0.0
                             USD       22,000,000    National Health Investors,
                                                     Convertible Bonds,
                                                     7.75% due 1/01/2001              22,000,000       28,600,000        0.2
                             USD       17,000,000    Nationwide Health Properties
                                                     Inc., Convertible Bonds,
                                                     6.25% due 1/01/1999              16,800,000       19,507,500        0.1
                             USD       31,500,000    Omega Healthcare Investors
                                                     Inc., Convertible Bonds,
                                                     8.50% due 2/01/2001              31,552,500       43,666,875        0.3
                             USD        5,500,000    Sizeler Property Investors,
                                                     Inc., Convertible Bonds,
                                                     8% due 7/15/2003                  5,505,000        5,431,250        0.0
                                                                                 ---------------  ---------------      ------
                                                                                     323,869,034      381,710,106        2.5

                Retail--     USD        9,000,000    Krystal Co. (The), 10.25%
                Food                                 due 10/01/2007                    9,082,500        9,405,000        0.1

                Retail--     USD       25,000,000    Coinstar Inc., 0/13% due
                Miscellaneous                        10/01/2006 (b)(k)                20,030,068       20,125,000        0.1

                Savings      USD       21,400,000    First Federal Financial
                Bank                                 Corporation, 11.75%
                                                     due 10/01/2004                   21,401,250       23,968,000        0.2

                Semi-        USD        5,500,000    Cypress Semiconductor Corp.,
                conductors                           Convertible Bonds, 6%
                                                     due 10/01/2002                    4,727,500        4,846,875        0.0

                Telecommuni- USD       15,500,000    Call Net Enterprises Inc.,
                cations                              0/13.25% due 12/01/2004 (b)      12,304,578       14,376,250        0.1
                             USD      120,363,000    CellNet Data Systems, Inc.,
                                                     0/14% due 10/01/2007 (b)(h)      50,300,618       57,774,240        0.4
                                                     Centennial Communications
                                                     Corp. (b):
                             USD       11,925,186       0% due 7/01/2000              10,027,713        9,897,904        0.1
                             USD       40,000,000       0% due 1/01/2003              20,556,190       20,400,000        0.2
                                                     Geotek Communications, Inc.:
                             USD       24,650,000       Convertible Bonds, 12%
                                                        due 2/15/2001                 23,973,875       17,501,500        0.1
                             USD      104,000,000       Series B, 0/15% due
                                                        7/15/2005 (b)                 59,959,181       54,080,000        0.4
                             USD       43,750,000    International Cabletel, Inc.,
                                                     Series B, 0/11.50% due
                                                     2/01/2006 (b)                    31,643,648       35,109,375        0.3
                                                     Telegroup Inc.:
                             USD        5,000,000       0/10.50% due 11/01/2004 (b)    3,971,867        4,112,500        0.0
                             USD       22,000,000       8% due 4/15/2005              22,000,000       27,720,000        0.2
                             USD       12,697,035    USN Communications Inc.,
                                                     Series B, 0% due
                                                     1/13/2004 (b)                     9,790,444        9,840,202        0.1
                             USD       20,000,000    Unifi Communications, Inc.,
                                                     14% due 3/01/2004 (g)            18,928,348       17,700,000        0.1
                                                     United International
                                                     Holdings, Inc. (b)(f):
                             USD       41,650,000       0% due 11/15/1999             31,678,829       36,756,125        0.3
                             USD       55,000,000       0/10.75% due 2/15/2008        32,487,950       32,487,950        0.2



Merrill Lynch Global Allocation Fund, Inc., January 31, 1998

SCHEDULE OF INVESTMENTS (continued)                                                                        (in US dollars)
                              Currency     Face                                                                   Percent of
COUNTRY         Industries  Denomination  Amount       Fixed-Income Securities          Cost          Value       Net Assets
United States   Telecommuni-                         United USN, Inc. (b):
(concluded)     cations      USD       47,000,000       0/14% due 9/15/2003 (i)  $    29,233,822  $    34,780,000        0.2%
                (concluded)  USD       35,000,000       Convertible Bonds,
                                                        0/9% due 9/30/2004            30,233,556       28,962,500        0.2
                             USD       15,500,000    Winstar Communications
                                                     Inc., 0/14% due
                                                     10/15/2005 (b)                   10,051,208       12,942,500        0.1
                                                                                 ---------------  ---------------      ------
                                                                                     397,141,827      414,441,046        3.0

                Trans-       USD       10,625,000    Eletson Holdings Inc.,
                portation--                          9.25% due 11/15/2003             10,558,437       10,996,875        0.1
                Shipping     USD       19,250,000    Teekay Shipping Corporation,
                                                     8.32% due 2/01/2008              18,252,500       19,875,625        0.1
                                                                                 ---------------  ---------------      ------
                                                                                      28,810,937       30,872,500        0.2

                Trucking     USD       23,000,000    Ameritruck Distribution,
                                                     12.25% due 11/15/2005            22,678,075       22,540,000        0.2

                US Government                        Federal National Mortgage
                & Agency                             Association (d):
                Obligations  USD        6,436,841       8% due 10/01/2024              6,146,178        6,690,260        0.1
                             USD       12,762,691       8% due 12/01/2024             12,537,350       13,265,158        0.1
                                                     US Treasury Inflation
                                                     Indexed Notes:
                             USD      120,000,000       3.625% due 7/15/2002         119,354,400      120,520,278        0.9
                             USD      125,000,000       3.375% due 1/15/2007         123,217,917      124,733,885        0.9
                                                     US Treasury Notes & Bonds:
                             USD      341,100,000       6% due 5/31/1998             339,137,636      341,724,213        2.5
                             USD      150,000,000       6.125% due 8/31/1998 (c)     149,890,625      150,586,500        1.1
                             USD      200,000,000       5.75% due 12/31/1998         198,992,025      200,670,000        1.5
                             USD      750,000,000       5.875% due 2/28/1999         747,746,094      753,750,000        5.5
                             USD      300,000,000       5.875% due 2/15/2000         294,964,844      302,976,000        2.2
                             USD      100,000,000       6% due 8/15/2000             100,078,125      101,516,000        0.7
                             USD       55,000,000       7.875% due 8/15/2001          53,943,600       59,305,400        0.4
                                                                                 ---------------  ---------------      ------
                                                                                   2,146,008,794    2,175,737,694       15.9

                Video                                CAI Wireless Systems, Inc.:
                Services/    USD        2,000,000       13% due 2/20/1998              2,000,000        2,000,000        0.0
                Telecommuni- USD       25,000,000       13% due 2/20/1998             25,000,000       25,000,000        0.2
                cations      USD       94,025,000       12.25% due 9/15/2002          63,879,250       23,976,375        0.2
                             USD      122,500,000    CS Wireless Systems, Inc.,
                                                     0/11.375% due 3/01/2006
                                                     (b)(l)                           63,814,422       27,562,500        0.2
                             USD       17,000,000    Heartland Wireless
                                                     Communications Inc., 14%
                                                     due 10/15/2004                   12,885,000        5,100,000        0.0
                             USD       53,000,000    People's Choice T.V.
                                                     Corporation, 0/13.125%
                                                     due 6/01/2004 (b)(o)             27,103,388       15,370,000        0.1
                                                     Wireless One Inc.:
                             USD       27,750,000       13% due 10/15/2003            18,688,125        9,157,500        0.1
                             USD       16,250,000       0/13.50% due
                                                        8/01/2006 (b)                  3,795,130        2,275,000        0.0
                                                                                 ---------------  ---------------      ------
                                                                                     217,165,315      110,441,375        0.8

                                                     Total Fixed-Income
                                                     Securities in the
                                                     United States                 3,489,699,442    3,468,259,065       25.2

Venezuela       Finance      USD        8,443,000    CANTV Finance Ltd., 9.25%
                                                     due 2/01/2004                     8,231,925        8,443,000        0.1

                                                     Total Fixed-Income Securities
                                                     in Venezuela                      8,231,925        8,443,000        0.1

                                                     Total Investments in
                                                     Fixed-Income Securities       6,263,053,712    6,277,563,675       45.6

                                                        Short-Term Securities

Indonesia       Certificates                         UBS Singapore:
                of           IDR   90,000,000,000       11.50% due 2/12/1998          12,000,000        8,645,192        0.2
                Deposit      IDR   45,000,000,000       14% due 2/13/1998              5,769,231        4,326,923        0.0
                             IDR   50,000,000,000       12% due 2/27/1998              8,928,571        4,802,885        0.0
                             IDR   45,000,000,000       11% due 3/03/1998              3,488,372        4,320,433        0.0
                             IDR   45,000,000,000       13% due 3/03/1998              2,960,526        4,320,433        0.0
                             IDR   50,000,000,000       17% due 3/06/1998              3,571,429        4,807,693        0.0

                                                     Total Short-Term Securities
                                                     in Indonesia                     36,718,129       31,223,559        0.2

United States   Commercial   USD       15,247,000    AlliedSignal Inc., 5.46%
                Paper*                               due 2/11/1998                    15,221,563       15,221,563        0.1
                             USD       25,000,000    Ameritech Capital Funding
                                                     Corp., 5.45% due 3/04/1998       24,878,889       24,878,889        0.2
                             USD       84,000,000    Associates Corp. of North
                                                     America, 5.72% due 2/13/1998     83,826,493       83,826,493        0.6
                             USD       50,000,000    BBV Finance (Delaware), Inc.,
                                                     5.48% due 2/06/1998              49,954,333       49,954,333        0.4
                             USD       50,000,000    Bank of Montreal, 5.45% due
                                                     2/18/1998                        49,863,750       49,863,750        0.4
                             USD       50,000,000    CIT Group Holdings, Inc.
                                                     (The), 5.75% due 2/06/1998       49,952,083       49,952,083        0.4
                                                     Caisse des Depots et
                                                     Consignations:
                             USD       40,000,000       5.48% due 2/24/1998           39,853,867       39,853,867        0.3
                             USD       50,000,000       5.48% due 2/27/1998           49,794,500       49,794,500        0.4
                                                     Ciesco, L.P.:
                             USD       35,000,000       5.42% due 3/06/1998           34,820,839       34,820,839        0.2
                             USD       65,000,000       5.45% due 3/10/1998           64,626,069       64,626,069        0.5
                             USD       25,000,000    Daimler-Benz AG, 5.44% due
                                                     3/17/1998                        24,830,000       24,830,000        0.2
                             USD      100,000,000    Delaware Funding Corp., 5.48%
                                                     due 2/17/1998                    99,741,222       99,741,222        0.7
                             USD       50,000,000    Deutsche Bank Financial, Inc.,
                                                     5.48% due 2/09/1998              49,931,500       49,931,500        0.4
                                                     Eiger Capital Corp.:
                             USD       32,000,000       5.78% due 2/03/1998           31,984,587       31,984,587        0.2
                             USD       23,000,000       5.50% due 2/17/1998           22,940,264       22,940,264        0.2
                             USD       45,000,000       5.47% due 2/26/1998           44,822,225       44,822,225        0.3
                             USD      100,000,000    Ford Motor Credit Co., 5.53%
                                                     due 2/05/1998                    99,923,194       99,923,194        0.7
                             USD       19,000,000    France Telecom S.A., 5.75%
                                                     due 2/10/1998                    18,969,653       18,969,653        0.1
                             USD      100,000,000    General Electric Capital PLC,
                                                     5.75% due 2/02/1998              99,968,056       99,968,056        0.7
                             USD       26,422,000    General Motors Acceptance
                                                     Corp., 5.63% due 2/02/1998       26,413,736       26,413,736        0.2
                             USD       21,500,000    KFW International Finance
                                                     Inc., 5.45% due 2/13/1998        21,457,687       21,457,687        0.1
                                                     Merck & Co., Inc.:
                             USD       40,000,000       5.44% due 2/17/1998           39,897,244       39,897,244        0.3
                             USD       49,350,000       5.44% due 2/25/1998           49,163,567       49,163,567        0.3
                             USD       50,000,000    MetLife Funding Corp., 5.47%
                                                     due 2/11/1998                    49,916,431       49,916,431        0.4
                             USD       50,000,000    Morgan Stanley Group Inc.,
                                                     5.47% due 2/24/1998              49,817,667       49,817,667        0.4
                                                     National Australia Funding
                                                     (Delaware) Inc.:
                             USD       50,000,000       5.46% due 2/05/1998           49,962,083       49,962,083        0.4
                             USD       50,000,000       5.41% due 3/05/1998           49,752,042       49,752,042        0.3
                                                     Preferred Receivable
                                                     Funding Corp.:
                             USD       71,900,000       5.48% due 2/11/1998           71,779,607       71,779,607        0.5
                             USD       29,400,000       5.45% due 3/20/1998           29,186,360       29,186,360        0.2
                             USD       50,000,000    UBS Finance (Delaware) Inc.,
                                                     5.47% due 2/06/1998              49,954,417       49,954,417        0.4
                                                                                 ---------------  ---------------      ------
                                                                                   1,443,203,928    1,443,203,928       10.5

Merrill Lynch Global Allocation Fund, Inc., January 31, 1998

SCHEDULE OF INVESTMENTS (concluded)                                                                        (in US dollars)
                            Currency       Face                                                                   Percent of
COUNTRY                   Denomination    Amount        Short-Term Securities           Cost          Value       Net Assets
United States   US Government                        Federal Home Loan
(concluded)     Agency                               Mortgage Corp.:
                Obligations* USD       22,000,000       5.37% due 2/12/1998      $    21,960,620  $    21,960,620        0.1%
                             USD       70,000,000       5.35% due 2/17/1998           69,823,153       69,823,153        0.5
                             USD       50,000,000       5.41% due 3/04/1998           49,759,556       49,759,556        0.4
                             USD       55,000,000       5.37% due 3/20/1998           54,606,200       54,606,200        0.4
                                                                                 ---------------  ---------------      ------
                                                                                     196,149,529      196,149,529        1.4

                                                     Total Short-Term
                                                     Investments in the
                                                     United States                 1,639,353,457    1,639,353,457       11.9

                                                     Total Investments in
                                                     Short-Term Securities         1,676,071,586    1,670,577,016       12.1

                                                     Total Investments            12,672,125,310   13,535,958,939       98.4

OPTIONS                             Nominal Value                                      Premiums
WRITTEN                        Covered by Options            Issue                     Received
                Call Options              500,000    3Com Corporation, expiring
                Written                              January 1999 at USD 35           (2,453,668)      (3,125,000)      (0.1)
                                          532,000    ADC Telecommunications, Inc.,
                                                     expiring August 1998 at USD 20   (1,253,748)      (1,729,000)      (0.0)
                                          150,000    Aetna, Inc., expiring April
                                                     1998 at USD 75                     (914,219)        (581,250)      (0.0)
                                          100,000    Aetna, Inc., expiring July
                                                     1998 at USD 80                     (409,486)        (450,000)      (0.0)
                                           50,000    J.B. Hunt Transport Corp.,
                                                     expiring August 1998 at USD 25     (104,747)         (87,500)      (0.0)
                                           50,000    Nokia Corp., expiring July
                                                     1998 at USD 85                     (348,488)        (281,250)      (0.0)
                                          600,000    Oracle Corporation, expiring
                                                     June 1998 at USD 20              (1,763,191)      (2,850,000)      (0.0)
                                          200,000    Oracle Corporation, expiring
                                                     January 1999 at USD 30             (493,983)        (487,500)      (0.0)
                                          200,000    Oxford Healthcare Corp.,
                                                     expiring August 1998 at USD 15     (618,979)        (925,000)      (0.0)
                                           50,000    QUALCOMM Inc., expiring April
                                                     1998 at USD 55                     (310,990)        (200,000)      (0.0)
                                          150,000    QUALCOMM Inc., expiring July
                                                     1998 at USD 60                     (745,475)        (787,500)      (0.0)
                                           50,000    QUALCOMM Inc., expiring July
                                                     1998 at USD 70                     (167,244)        (125,000)      (0.0)
                                           50,000    QUALCOMM Inc., expiring January
                                                     1999 at USD 80                     (242,242)        (187,500)      (0.0)
                                          250,000    Silicon Graphics, Inc.,
                                                     expiring August 1998 at USD 12.5   (554,981)      (1,156,250)      (0.0)

                                                     Total Options Written           (10,381,441)     (12,972,750)      (0.1)

                Total Investments, Net of Options Written                        $12,661,743,869   13,522,986,189       98.3
                                                                                 ===============
                Short Sales (Proceeds--$25,236,484)**                                                 (30,316,587)      (0.2)

                Unrealized Appreciation on Forward Foreign Exchange Contracts***                        5,534,480        0.1

                Variation Margin on Financial Futures Contracts****                                    (9,180,379)      (0.1)

                Other Assets Less Liabilities                                                         270,253,664        1.9
                                                                                                  ---------------      ------
                Net Assets                                                                        $13,759,277,367      100.0%
                                                                                                  ===============      ======


                Net Asset Value:   Class A--Based on net assets of $2,048,354,389 and
                                            142,483,856 shares outstanding                        $         14.38
                                                                                                  ===============
                                   Class B--Based on net assets of $9,536,138,067 and
                                            673,681,980 shares outstanding                        $         14.16
                                                                                                  ===============
                                   Class C--Based on net assets of $676,331,323 and
                                            48,336,249 shares outstanding                         $         13.99
                                                                                                  ===============
                                   Class D--Based on net assets of $1,498,453,588 and
                                            104,348,229 shares outstanding                        $         14.36
                                                                                                  ===============

              ++American Depositary Receipts (ADR).
               *Commercial Paper and certain US Government Agency Obligations are traded on a discount basis. The interest rates shown are the interest rates in effect at January 31, 1998.
              **Covered Short Sales entered into as of January 31, 1998 were as follows:

                Common
                Shares                 Issue                         Value

                1,248,000  Yamanouchi Pharmaceutical Co., Ltd.  $  (30,316,587)
                                                                --------------
                Total (Proceeds--$25,236,484)                   $  (30,316,587)
                                                                ==============

             ***Forward Foreign Exchange Contracts sold as of January 31, 1998 were as follows:

                                                                    Unrealized
                Foreign                     Expiration             Appreciation
                Currency Sold                  Date               (Depreciation)

                CHF        15,000,000      February 1998           $   647,814
                CHF        27,000,000         March 1998                50,966
                ESP     2,500,000,000      February 1998               660,257
                FRF       781,000,000      February 1998             1,090,816
                FRF       215,000,000         March 1998               349,545
                FRF       210,000,000         April 1998               330,856
                GBP        39,000,000      February 1998             (155,064)
                GBP       132,000,000         March 1998             (938,524)
                JPY    18,000,000,000      February 1998             1,435,479
                JPY     6,000,000,000         March 1998               782,181
                NLG       100,500,000      February 1998               494,487
                NLG       108,000,000         March 1998               573,318
                NOK        85,000,000         March 1998               201,674
                SEK       310,000,000         March 1998                10,675
                                                                  ------------
                Total Unrealized Appreciation on Forward
                Foreign Exchange Contracts--Net
                (USD Commitment--$866,760,022)                    $  5,534,480
                                                                  ============

            ****Financial Futures Contracts purchased as of January 31, 1998 were as follows:

                Number of                            Expiration
                Contracts  Issue         Exchange      Date           Value

                   375 Hang Seng Index  Hang Seng February 1998   $ 22,631,817
                 2,983 Nikkei 225       OSAKA        March 1998    391,961,353
                                                                  ------------
                Total Financial Futures Contracts Purchased
                (Total Contract Price--$410,361,363)              $414,593,170
                                                                  ============

                Financial Futures Contracts sold as of January 31, 1998 were as follows:

                Number of                            Expiration
                Contracts  Issue         Exchange      Date           Value

                   280 Japanese Govern-
                         ment Bond      Tokyo        March 1998   $284,438,836
                   200 Standard & Poor's
                         500 Index      NYSE         March 1998     49,390,000
                   200 US Treasury Bond NYSE         March 1998     22,743,750
                                                                  ------------
                Total Financial Futures Contracts Sold
                (Total Contract Price--$356,986,794)              $356,572,586
                                                                  ============

             (a)Warrants entitle the Fund to purchase a predetermined number of shares of stock/face amount of bonds at a predetermined price until the expiration date.
             (b)Represents a zero coupon or step bond. The interest rate on a step bond represents the fixed rate of interest that will commence its accrual on a predetermined date until maturity.
             (c)All or a portion of security held as collateral in connection with open financial futures contracts.
             (d)Subject to principal paydowns as a result of prepayments or refinancings of the underlying mortgage instruments. As a result, the average life may be less than the original maturity.
             (e)Each $10 face amount contains 40 shares of First Place Tower,
                Inc.
             (f)Each $1,000 face amount contains one warrant of United
                International Holdings, Inc.
             (g)Each $1,000 face amount contains one warrant of Unifi
                Communications, Inc.
             (h)Each $1,000 face amount contains four warrants of CellNet Data
                Systems, Inc.
             (i)Each $1,000 face amount countains one warrant of United USN, Inc.
             (j)Each $1,000 face amount contains one warrant of PLD Telekom, Inc.
             (k)Each $1,000 face amount contains one warrant of Coinstar, Inc.
             (l)Each $1,000 face amount contains 1.1 shares of common stock of CS
                Wireless Systems, Inc.
             (m)Each $1,000 face amount contains one warrant of Ionica PLC.
             (n)Securities held as collateral in connection with covered short sales.
             (o)Each $1,000 face amount contains one warrant of People's Choice
                T.V. Corp.
             (p)Represents a Brady Bond. Brady Bonds are securities which have been issued to refinance commercial bank loans and other debt. The risk associated with these instruments is the amount of any uncollateralized principal or interest payments since there is a high default rate of commercial bank loans by countries issuing these securities.


Merrill Lynch Global Allocation Fund, Inc., January 31, 1998


COMMON STOCK PORTFOLIO CHANGES


For the Quarter Ended January 31, 1998

Additions

 3Com Corporation
 ADC Telecommunications, Inc.
 Banco Frances del Rio de La Plata S.A.
  (ADR)
 British Airways PLC
 Cabletron Systems, Inc.
 Chicago Bridge & Iron Company N.V.
  (NY Registered Shares)
 Cypress Semiconductor Corporation
*FirstEnergy Corp.
 Heilig-Meyers Company
 Hitachi Ltd.
 Hoechst AG
 IMC Global Inc.
 Input/Output, Inc.
 Ispat International N.V.
*Lloyds TSB Group PLC
 Normandy Mining Limited
 Oracle Corporation
 P.T. Hanjaya Mandala Sampoerna (Foreign)
 PharMerica, Inc.
 Raytheon Company (Class A)
*Rio Tinto Limited
 Roberts Pharmaceutical Corporation
 Rowan Companies Inc.
 SK Telecom Co., Ltd.
 Safeway PLC
 Saga Petroleum ASA
*Telecomunicaoes Brasileiras S.A.--
  Telebras (ADR)
 Texaco Inc.
 Tom Brown, Inc.
 Transocean Offshore Inc.
 UNOVA, Inc.

Deletions

 ABN AMRO Holding N.V.
 ACE, Ltd.
 AT&T Corp.
 Allegiance Corporation
 Asda Group PLC
 Assicurazioni Generali S.p.A.
 BB&T Corporation
 British Telecommunications PLC (Ordinary)
 CBI Industries, Inc.
 CMS Energy Corp.
 Cadbury Schweppes PLC
 Castorama Dubois Investissements S.C.A.
 Centerior Energy Corp.
 Christian Dior S.A.
 Columbia/HCA Healthcare Corp.
 Compagnie Generale des Eaux S.A.
 Compagnie Industriali Riunite S.p.A. (CIR)
 Corporacion Bancaria de Espana S.A.
  (Argentaria)
*FirstEnergy Corp.
 France Telecom S.A.
 GTE Corp.
 Gallaher Group PLC
 Iberdrola I S.A.
 Istituto Nazional delle Assicurazioni
  (INA) S.p.A.
*Lloyds TSB Group PLC
 Monterey Resources, Inc.
 Muenchener Rueckversicherungs-
  Gesellschaft AG
 New York Times Co. (Class A)
 Nextel Communications Inc.
 Novartis AG (Registered)
 PartnerRe Holdings, Ltd.
 Payless Cashways, Inc.
 Pilkington PLC
 Repsol S.A.
 Repsol S.A. (ADR)
*Rio Tinto Limited
 Sampoerna International Finance Company B.V.
 Seat S.p.A.
 Seat S.p.A.--RISP
 Southwest Water PLC
*Telecomunicaoes Brasileiras S.A.--
  Telebras (ADR)
 Tesco PLC
 Unisys Corp.
 Veba AG
 Westpac Banking Corp.

[FN]
*Added and deleted in the same quarter.

PORTFOLIO INFORMATION


Worldwide
Investments
As of 1/31/98


Percent Breakdown of Stocks &
Fixed-Income Securities by        Percent of
Country                           Net Assets

United States*                     57.3%
Japan                               7.1
Germany                             6.0
Argentina                           4.3
United Kingdom                      4.1
France                              2.6
Australia                           1.6
Italy                               1.6
Netherlands                         1.5
South Korea                         1.4
Canada                              1.2
Brazil                              1.1
Hong Kong                           0.9
Indonesia*                          0.8
Russia                              0.7
Portugal                            0.6
Mexico                              0.6
Finland                             0.6
New Zealand                         0.5
Sweden                              0.5
Switzerland                         0.5
Singapore                           0.4
India                               0.4
China                               0.3
Norway                              0.3
Malaysia                            0.3
Spain                               0.2
Philippines                         0.2
South Africa                        0.2
Austria                             0.2
Taiwan                              0.1
Ireland                             0.1
Venezuela                           0.1
Thailand                            0.1

[FN]
*Includes investments in short-term securities.

Ten Largest Holdings              Percent of
(Equity Investments)              Net Assets

Broken Hill Proprietary Co., Ltd.   0.7%
Republic New York Corp.             0.6
BCP International Bank
  (8% Convertible)                  0.6
Societe Generale de France S.A.     0.5
Noble Drilling Corp.                0.5
First Commerce Corp.                0.4
Houston Industries, Inc.            0.4
MontEdison S.p.A.                   0.4
Mellon Bank Corp.                   0.4
Texas Utilities Co.                 0.4


Ten Largest Industries            Percent of
(Equity Investments)              Net Assets

Banking++                           5.7%
Insurance                           3.3
Telecommunications                  3.2
Utilities--Electric & Gas           2.4
Multi-Industry                      1.9
Metals & Mining                     1.5
Energy & Petroleum                  1.3
Real Estate Investment Trusts       1.1
Financial Services                  1.1
Chemicals                           0.9

[FN]
++Includes savings banks.